TABLE OF CONTENTS

PACIFIC SELECT FUND

Letter to Shareholders	A-1
Performance Discussion	A-3
Schedule of Investments	B-1
Financial Statements:
Statements of Assets and Liabilities	C-1
Statements of Operations	C-9
Statements of Changes in Net Assets	C-17
Statements of Cash Flows	C-25
Financial Highlights	C-26
Notes to Financial Statements	D-1
Report of Independent Registered Public Accounting Firm	E-1
Disclosure of Fund Expenses	F-1
Trustees and Officers Information	F-5
Approval of Investment Advisory and Sub-Advisory Agreements	F-8
Where to Go for More Information	F-27

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

Schedule of Investments	G-1
Financial Statements:
Statements of Assets and Liabilities	H-1
Statements of Operations	H-7
Statements of Changes in Net Assets	H-13
Financial Highlights	H-31
Notes to Financial Statements	I-1
Report of Independent Registered Public Accounting Firm	J-1

The 2017 Annual Reports for all underlying investment options other than Pacific Select Fund may be mailed separately to Pacific Life Insurance Company variable annuity contract owners with allocations to those options and should be read in conjunction with the Separate Account Annual Report included herein.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Core Income	Core Income Class I *	27,730	$290,846	$295,907
Diversified Bond	Diversified Bond Class I *	192,316	1,516,070	1,903,493
Floating Rate Income	Floating Rate Income Class I *	44,344	445,211	516,541
Floating Rate Loan	Floating Rate Loan Class I *	186,603	1,072,381	1,298,575
High Yield Bond	High Yield Bond Class I *	2,257,029	11,114,132	18,160,717
Inflation Managed	Inflation Managed Class I *	1,490,743	14,991,154	15,728,845
Inflation Strategy	Inflation Strategy Class I *	16,961	168,247	172,887
Managed Bond	Managed Bond Class I *	3,248,893	33,589,755	41,514,420
Short Duration Bond	Short Duration Bond Class I *	380,534	3,398,975	3,742,627
Emerging Markets Debt	Emerging Markets Debt Class I *	35,689	379,472	439,473
Comstock	Comstock Class I *	281,800	1,603,177	4,456,658
Developing Growth	Developing Growth Class I *	451,252	2,943,481	6,850,192
Dividend Growth	Dividend Growth Class I *	485,824	3,681,617	9,736,719
Equity Index	Equity Index Class I *	977,120	17,016,451	61,451,792
Focused Growth	Focused Growth Class I *	236,243	1,978,729	6,321,601
Growth	Growth Class I *	2,326,026	29,551,453	65,726,938
Large-Cap Growth	Large-Cap Growth Class I *	427,886	1,768,309	4,698,618
Large-Cap Value	Large-Cap Value Class I *	598,065	4,924,667	13,230,538
Long/Short Large-Cap	Long/Short Large-Cap Class I *	123,726	805,452	1,763,370
Main Street® Core	Main Street Core Class I *	1,754,708	26,889,620	67,900,815
Mid-Cap Equity	Mid-Cap Equity Class I *	674,744	6,090,143	14,240,683
Mid-Cap Growth	Mid-Cap Growth Class I *	534,753	2,687,593	7,055,645
Mid-Cap Value	Mid-Cap Value Class I *	95,195	934,198	1,758,293
Small-Cap Equity	Small-Cap Equity Class I *	103,158	1,197,051	2,165,237
Small-Cap Index	Small-Cap Index Class I *	466,016	3,709,354	10,927,997
Small-Cap Value	Small-Cap Value Class I *	260,743	2,273,361	5,583,370
Value Advantage	Value Advantage Class I *	6,433	75,205	108,852
Emerging Markets	Emerging Markets Class I *	702,134	3,882,637	13,066,482
International Large-Cap	International Large-Cap Class I *	935,016	4,486,263	8,976,393
International Small-Cap	International Small-Cap Class I *	75,729	366,192	871,627
International Value	International Value Class I *	2,012,082	18,185,602	25,903,538
Health Sciences	Health Sciences Class I *	213,035	1,514,286	7,612,211
Real Estate	Real Estate Class I *	288,068	2,338,186	6,976,725
Technology	Technology Class I *	337,155	1,330,421	2,395,869
Currency Strategies	Currency Strategies Class I *	2,340	23,636	25,479
Diversified Alternatives	Diversified Alternatives Class I *	16,125	182,280	183,112
Equity Long/Short	Equity Long/Short Class I *	21,459	233,313	323,664
Global Absolute Return	Global Absolute Return Class I *	7,123	77,136	85,157
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	83,834	1,001,075	1,311,431
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	266,845	3,425,866	5,224,320
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	198,786	2,514,965	4,344,527
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	2,563,947	25,192,982	32,854,151
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	2,980,333	28,990,486	41,408,486
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	9,982,143	95,601,203	148,337,375
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	6,504,482	61,574,253	103,262,661
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	2,739,777	25,592,632	44,873,428
PSF DFA Balanced Allocation	PSF DFA Balanced Allocation Class D *	65,376	683,327	780,865

	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Balanced-Risk Allocation Series II	Invesco V.I. Balanced-Risk Allocation Series II	117,374	1,245,356	1,311,069
Invesco V.I. Equity and Income Series II	Invesco V.I. Equity and Income Series II	9,606	159,298	182,038
Invesco V.I. Global Real Estate Series II	Invesco V.I. Global Real Estate Series II	7,782	126,881	131,209

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	71,133	1,249,354	1,618,991

	American Funds Insurance Series®
American Funds IS Asset Allocation Class 4	American Funds IS Asset Allocation Class 4	595,252	12,533,377	13,928,892
American Funds IS Blue Chip Income and Growth Class 4	American Funds IS Blue Chip Income and Growth Class 4	76,608	967,049	1,131,493
American Funds IS Bond Class 4	American Funds IS Bond Class 4	992	10,694	10,592

See Notes to Financial Statements	See explanation of symbol on page G-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	American Funds Insurance Series (Continued)
American Funds IS Capital Income Builder® Class 4	American Funds IS Capital Income Builder Class 4	20,072	$189,250	$208,347
American Funds IS Global Balanced Class 4	American Funds IS Global Balanced Class 4	105,768	1,289,250	1,335,852
American Funds IS Global Bond Class 4	American Funds IS Global Bond Class 4	2,706	30,406	31,662
American Funds IS Global Growth and Income Class 4	American Funds IS Global Growth and Income Class 4	4,792	69,247	74,757
American Funds IS Global Growth Class 4	American Funds IS Global Growth Class 4	33,966	901,910	1,023,386
American Funds IS Global Small Capitalization Class 4	American Funds IS Global Small Capitalization Class 4	1,075	23,947	26,776
American Funds IS Growth Class 4	American Funds IS Growth Class 4	97,575	6,571,124	7,470,374
American Funds IS Growth-Income Class 4	American Funds IS Growth-Income Class 4	169,498	7,659,797	8,357,968
American Funds IS High-Income Bond Class 4	American Funds IS High-Income Bond Class 4	31,363	328,829	339,347
American Funds IS International Class 4	American Funds IS International Class 4	17,093	311,864	366,123
American Funds IS International Growth and Income Class 4	American Funds IS International Growth and Income Class 4	67,396	1,059,398	1,184,817
American Funds IS Managed Risk Asset Allocation Class P2	American Funds IS Managed Risk Asset Allocation Class P2	4,170	54,481	56,505
American Funds IS New World Fund® Class 4	American Funds IS New World Fund Class 4	22,388	447,033	559,474
American Funds IS U.S. Government/AAA-Rated	American Funds IS U.S. Government/AAA-Rated
Securities Class 4	Securities Class 4	37,491	446,157	449,138

	BlackRock® Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	743,371	8,305,611	11,031,619
BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I	35,073	376,838	390,718
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	12,442	137,706	138,481
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	1,576	15,658	15,867
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	41,069	405,075	482,563

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	53,665	1,646,658	1,988,307
Fidelity VIP FundsManager® 60% Service Class 2	Fidelity VIP FundsManager 60% Service Class 2	10,012	110,249	124,844
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	7,654,345	7,654,345	7,654,345
Fidelity VIP Strategic Income Service Class 2	Fidelity VIP Strategic Income Service Class 2	23,867	264,683	272,084

	First Trust Variable Insurance Trust
First Trust Dorsey Wright Tactical Core Class I	First Trust Dorsey Wright Tactical Core Class I	40,071	439,704	457,212
First Trust/Dow Jones Dividend & Income Allocation Class I	First Trust/Dow Jones Dividend & Income Allocation Class I	96,921	1,246,904	1,330,721
First Trust Multi Income Allocation Class I	First Trust Multi Income Allocation Class I	3,941	42,955	42,922

	Franklin Templeton Variable Insurance Products Trust
Franklin Founding Funds Allocation VIP Class 4	Franklin Founding Funds Allocation VIP Class 4	171,088	935,209	1,288,289
Franklin Income VIP Class 2	Franklin Income VIP Class 2	10,262	153,232	165,933
Franklin Mutual Global Discovery VIP Class 2	Franklin Mutual Global Discovery VIP Class 2	48,562	968,333	961,530
Franklin Rising Dividends VIP Class 2	Franklin Rising Dividends VIP Class 2	80,669	1,963,316	2,295,837
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	42,687	724,868	704,756

	Ivy Variable Insurance Portfolios
Ivy VIP Asset Strategy	Ivy VIP Asset Strategy	2,406	20,585	22,537
Ivy VIP Energy	Ivy VIP Energy	46,722	247,999	274,202

	Janus Aspen Series
Janus Henderson Balanced Service Shares	Janus Henderson Balanced Service Shares	72,227	2,221,792	2,678,916
Janus Henderson Flexible Bond Service Shares	Janus Henderson Flexible Bond Service Shares	9,658	123,269	122,951

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	233	5,764	6,236

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	42,763	494,506	529,410
Lord Abbett International Equity Class VC	Lord Abbett International Equity Class VC	1,731	28,182	31,512
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	27,712	458,202	461,679

	MFS® Variable Insurance Trust
MFS Total Return Series - Service Class	MFS Total Return Series - Service Class	30,917	656,278	750,676
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	6,863	178,296	198,903

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	10,407	380,628	487,870
Oppenheimer International Growth Fund/VA Service Shares	Oppenheimer International Growth Fund/VA Service Shares	7,261	16,979	19,604

	PIMCO Variable Insurance Trust
PIMCO All Asset All Authority - Advisor Class	PIMCO All Asset All Authority - Advisor Class	18,356	151,257	163,000

See Notes to Financial Statements	See explanation of symbol on page G-3

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	PIMCO Variable Insurance Trust (continued)
PIMCO CommodityRealReturn® Strategy - Advisor Class	PIMCO CommodityRealReturn Strategy - Advisor Class	1,197	$8,409	$8,669

	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3	State Street Total Return V.I.S. Class 3	20,765	315,509	412,816

	VanEck VIP Trust
VanEck VIP Global Hard Assets Class S	VanEck VIP Global Hard Assets Class S *	17,298	341,851	395,595

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Loan	Bond	Managed
ASSETS
Investments in mutual funds, at value	$295,907	$1,903,493	$516,541	$1,298,575	$18,160,717	$15,728,845
Receivables:
Due from Pacific Life Insurance Company	—	618	—	1,153	2,343	29,432
Investments sold	14	—	23	—	—	—
Total Assets	295,921	1,904,111	516,564	1,299,728	18,163,060	15,758,277
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	29	—	67	—	—	—
Investments purchased	—	497	—	1,095	1,937	29,152
Total Liabilities	29	497	67	1,095	1,937	29,152
NET ASSETS	$295,892	$1,903,614	$516,497	$1,298,633	$18,161,123	$15,729,125
Units Outstanding	28,490	130,952	47,021	121,708	364,961	417,849
Accumulation Unit Value	$10.39	$14.54	$10.98	$10.67	$49.76	$37.64
Cost of Investments	$290,846	$1,516,070	$445,211	$1,072,381	$11,114,132	$14,991,154

	Inflation	Managed	Short Duration	Emerging		Developing
	Strategy	Bond	Bond	Markets Debt	Comstock	Growth
ASSETS
Investments in mutual funds, at value	$172,887	$41,514,420	$3,742,627	$439,473	$4,456,658	$6,850,192
Receivables:
Due from Pacific Life Insurance Company	21	45,689	538	—	—	—
Investments sold	6	—	—	46	5,127	26,307
Total Assets	172,914	41,560,109	3,743,165	439,519	4,461,785	6,876,499
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	70	4,978	26,120
Investments purchased	—	45,076	504	—	—	—
Total Liabilities	—	45,076	504	70	4,978	26,120
NET ASSETS	$172,914	$41,515,033	$3,742,661	$439,449	$4,456,807	$6,850,379
Units Outstanding	17,491	966,086	343,181	37,470	212,045	344,362
Accumulation Unit Value	$9.89	$42.97	$10.91	$11.73	$21.02	$19.89
Cost of Investments	$168,247	$33,589,755	$3,398,975	$379,472	$1,603,177	$2,943,481

	Dividend	Equity	Focused		Large-Cap	Large-Cap
	Growth	Index	Growth	Growth	Growth	Value
ASSETS
Investments in mutual funds, at value	$9,736,719	$61,451,792	$6,321,601	$65,726,938	$4,698,618	$13,230,538
Receivables:
Due from Pacific Life Insurance Company	3,408	—	—	—	—	—
Investments sold	—	108,222	212	38,653	5,835	7,456
Total Assets	9,740,127	61,560,014	6,321,813	65,765,591	4,704,453	13,237,994
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	108,194	102	38,634	5,803	7,167
Investments purchased	3,291	—	—	—	—	—
Total Liabilities	3,291	108,194	102	38,634	5,803	7,167
NET ASSETS	$9,736,836	$61,451,820	$6,321,711	$65,726,957	$4,698,650	$13,230,827
Units Outstanding	408,276	742,211	241,645	833,556	301,397	480,234
Accumulation Unit Value	$23.85	$82.80	$26.16	$78.85	$15.59	$27.55
Cost of Investments	$3,681,617	$17,016,451	$1,978,729	$29,551,453	$1,768,309	$4,924,667

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap
	Large-Cap	Core	Equity	Growth	Value	Equity
ASSETS
Investments in mutual funds, at value	$1,763,370	$67,900,815	$14,240,683	$7,055,645	$1,758,293	$2,165,237
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	—	186
Investments sold	260	43,908	29,414	3,750	443	—
Total Assets	1,763,630	67,944,723	14,270,097	7,059,395	1,758,736	2,165,423
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	148	43,682	29,186	3,551	398	—
Investments purchased	—	—	—	—	—	205
Total Liabilities	148	43,682	29,186	3,551	398	205
NET ASSETS	$1,763,482	$67,901,041	$14,240,911	$7,055,844	$1,758,338	$2,165,218
Units Outstanding	90,757	981,208	315,982	404,330	59,817	75,007
Accumulation Unit Value	$19.43	$69.20	$45.07	$17.45	$29.40	$28.87
Cost of Investments	$805,452	$26,889,620	$6,090,143	$2,687,593	$934,198	$1,197,051

	Small-Cap	Small-Cap	Value	Emerging	International	International
	Index	Value	Advantage	Markets	Large-Cap	Small-Cap
ASSETS
Investments in mutual funds, at value	$10,927,997	$5,583,370	$108,852	$13,066,482	$8,976,393	$871,627
Receivables:
Due from Pacific Life Insurance Company	292	—	38	—	—	—
Investments sold	—	6,771	6	8,175	9,673	3,407
Total Assets	10,928,289	5,590,141	108,896	13,074,657	8,986,066	875,034
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	6,583	—	7,916	9,499	3,365
Investments purchased	74	—	—	—	—	—
Total Liabilities	74	6,583	—	7,916	9,499	3,365
NET ASSETS	$10,928,215	$5,583,558	$108,896	$13,066,741	$8,976,567	$871,669
Units Outstanding	327,595	123,419	6,821	340,740	586,661	58,278
Accumulation Unit Value	$33.36	$45.24	$15.96	$38.35	$15.30	$14.96
Cost of Investments	$3,709,354	$2,273,361	$75,205	$3,882,637	$4,486,263	$366,192

	International	Health	Real		Currency	Diversified
	Value	Sciences	Estate	Technology	Strategies	Alternatives
ASSETS
Investments in mutual funds, at value	$25,903,538	$7,612,211	$6,976,725	$2,395,869	$25,479	$183,112
Receivables:
Due from Pacific Life Insurance Company	—	—	324	—	—	—
Investments sold	26,170	2,446	—	303	1	6
Total Assets	25,929,708	7,614,657	6,977,049	2,396,172	25,480	183,118
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	25,774	2,050	—	325	5	13
Investments purchased	—	—	309	—	—	—
Total Liabilities	25,774	2,050	309	325	5	13
NET ASSETS	$25,903,934	$7,612,607	$6,976,740	$2,395,847	$25,475	$183,105
Units Outstanding	1,304,585	168,785	127,234	250,137	2,498	16,566
Accumulation Unit Value	$19.86	$45.10	$54.83	$9.58	$10.20	$11.05
Cost of Investments	$18,185,602	$1,514,286	$2,338,186	$1,330,421	$23,636	$182,280

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
			Pacific	Pacific
		Global	Dynamix -	Dynamix -	Pacific	Portfolio
	Equity	Absolute	Conservative	Moderate	Dynamix -	Optimization
	Long/Short	Return	Growth	Growth	Growth	Conservative
ASSETS
Investments in mutual funds, at value	$323,664	$85,157	$1,311,431	$5,224,320	$4,344,527	$32,854,151
Receivables:
Due from Pacific Life Insurance Company	—	3	—	—	58	—
Investments sold	57	7	272	441	—	7,955
Total Assets	323,721	85,167	1,311,703	5,224,761	4,344,585	32,862,106
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	77	—	325	481	—	7,544
Investments purchased	—	—	—	—	90	—
Total Liabilities	77	—	325	481	90	7,544
NET ASSETS	$323,644	$85,167	$1,311,378	$5,224,280	$4,344,495	$32,854,562
Units Outstanding	22,110	7,607	76,819	263,634	190,155	2,693,642
Accumulation Unit Value	$14.64	$11.20	$17.07	$19.82	$22.85	$12.20
Cost of Investments	$233,313	$77,136	$1,001,075	$3,425,866	$2,514,965	$25,192,982

	Portfolio			Portfolio		Invesco V.I.
	Optimization	Portfolio	Portfolio	Optimization	PSF DFA	Balanced-Risk
	Moderate-	Optimization	Optimization	Aggressive-	Balanced	Allocation
	Conservative	Moderate	Growth	Growth	Allocation	Series II
ASSETS
Investments in mutual funds, at value	$41,408,486	$148,337,375	$103,262,661	$44,873,428	$780,865	$1,311,069
Receivables:
Investments sold	16,538	39,567	15,311	15,104	71	154
Total Assets	41,425,024	148,376,942	103,277,972	44,888,532	780,936	1,311,223
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	15,681	39,572	15,058	14,376	115	115
Total Liabilities	15,681	39,572	15,058	14,376	115	115
NET ASSETS	$41,409,343	$148,337,370	$103,262,914	$44,874,156	$780,821	$1,311,108
Units Outstanding	3,142,316	10,559,569	6,911,803	2,922,766	66,946	68,310
Accumulation Unit Value	$13.18	$14.05	$14.94	$15.35	$11.66	$19.19
Cost of Investments	$28,990,486	$95,601,203	$61,574,253	$25,592,632	$683,327	$1,245,356

	Invesco V.I.	Invesco V.I.	American		American Funds
	Equity and	Global	Century	American Funds	IS Blue Chip	American Funds
	Income	Real Estate	VP Mid Cap	IS Asset Allocation	Income and Growth	IS Bond
	Series II	Series II	Value Class II	Class 4	Class 4	Class 4
ASSETS
Investments in mutual funds, at value	$182,038	$131,209	$1,618,991	$13,928,892	$1,131,493	$10,592
Receivables:
Due from Pacific Life Insurance Company	604	—	—	—	—	—
Investments sold	—	5	2,011	5,577	582	1
Total Assets	182,642	131,214	1,621,002	13,934,469	1,132,075	10,593
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	25	2,052	5,545	644	8
Investments purchased	713	—	—	—	—	—
Total Liabilities	713	25	2,052	5,545	644	8
NET ASSETS	$181,929	$131,189	$1,618,950	$13,928,924	$1,131,431	$10,585
Units Outstanding	14,458	12,506	86,508	1,148,551	85,917	1,033
Accumulation Unit Value	$12.58	$10.49	$18.71	$12.13	$13.17	$10.25
Cost of Investments	$159,298	$126,881	$1,249,354	$12,533,377	$967,049	$10,694

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
	American Funds			American Funds		American Funds
	IS Capital	American Funds	American Funds	IS Global Growth	American Funds	IS Global Small
	Income Builder	IS Global Balanced	IS Global Bond	and Income	IS Global Growth	Capitalization
	Class 4	Class 4	Class 4	Class 4	Class 4	Class 4
ASSETS
Investments in mutual funds, at value	$208,347	$1,335,852	$31,662	$74,757	$1,023,386	$26,776
Receivables:
Investments sold	8	46	4	4	—	1
Total Assets	208,355	1,335,898	31,666	74,761	1,023,386	26,777
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	19	103	5	7	82	3
Investments purchased	—	—	—	—	35	—
Total Liabilities	19	103	5	7	117	3
NET ASSETS	$208,336	$1,335,795	$31,661	$74,754	$1,023,269	$26,774
Units Outstanding	19,036	112,169	3,033	5,817	70,913	2,176
Accumulation Unit Value	$10.94	$11.91	$10.44	$12.85	$14.43	$12.31
Cost of Investments	$189,250	$1,289,250	$30,406	$69,247	$901,910	$23,947

			American Funds		American Funds	American Funds
	American Funds	American Funds	IS High-Income	American Funds	IS International	IS Managed Risk
	IS Growth	IS Growth-Income	Bond	IS International	Growth and Income	Asset Allocation
	Class 4	Class 4	Class 4	Class 4	Class 4	Class P2
ASSETS
Investments in mutual funds, at value	$7,470,374	$8,357,968	$339,347	$366,123	$1,184,817	$56,505
Receivables:
Investments sold	724	950	5,006	72	49	2
Total Assets	7,471,098	8,358,918	344,353	366,195	1,184,866	56,507
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1,626	1,944	5,023	185	146	6
Total Liabilities	1,626	1,944	5,023	185	146	6
NET ASSETS	$7,469,472	$8,356,974	$339,330	$366,010	$1,184,720	$56,501
Units Outstanding	552,413	643,594	29,378	30,639	105,703	4,603
Accumulation Unit Value	$13.52	$12.98	$11.55	$11.95	$11.21	$12.27
Cost of Investments	$6,571,124	$7,659,797	$328,829	$311,864	$1,059,398	$54,481

		American Funds IS
		U.S. Government/	BlackRock	BlackRock	BlackRock	BlackRock
	American Funds IS	AAA-Rated	Global	iShares Alternative	iShares Dynamic	iShares Dynamic
	New World Fund	Securities	Allocation	Strategies	Allocation	Fixed Income
	Class 4	Class 4	V.I. Class III	V.I. Class I	V.I. Class I	V.I. Class I
ASSETS
Investments in mutual funds, at value	$559,474	$449,138	$11,031,619	$390,718	$138,481	$15,867
Receivables:
Due from Pacific Life Insurance Company	—	—	764	—	—	3
Investments sold	842	19	—	14	5	1
Total Assets	560,316	449,157	11,032,383	390,732	138,486	15,871
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	867	57	—	30	18	—
Investments purchased	—	—	311	—	—	—
Total Liabilities	867	57	311	30	18	—
NET ASSETS	$559,449	$449,100	$11,032,072	$390,702	$138,468	$15,871
Units Outstanding	48,074	44,132	814,151	33,354	12,160	1,545
Accumulation Unit Value	$11.64	$10.18	$13.55	$11.71	$11.39	$10.27
Cost of Investments	$447,033	$446,157	$8,305,611	$376,838	$137,706	$15,658

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
	BlackRock			Fidelity VIP		First Trust
	iShares Equity	Fidelity VIP	Fidelity VIP	Government	Fidelity VIP	Dorsey Wright
	Appreciation	Contrafund	FundsManager 60%	Money Market	Strategic Income	Tactical Core
	V.I. Class I	Service Class 2	Service Class 2	Service Class	Service Class 2	Class I
ASSETS
Investments in mutual funds, at value	$482,563	$1,988,307	$124,844	$7,654,345	$272,084	$457,212
Receivables:
Due from Pacific Life Insurance Company	—	—	25	2,468	55	—
Investments sold	19	151	—	—	—	16
Total Assets	482,582	1,988,458	124,869	7,656,813	272,139	457,228
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	36	171	—	—	—	41
Investments purchased	—	—	28	2,297	56	—
Total Liabilities	36	171	28	2,297	56	41
NET ASSETS	$482,546	$1,988,287	$124,841	$7,654,516	$272,083	$457,187
Units Outstanding	40,407	112,958	8,511	795,795	24,369	39,841
Accumulation Unit Value	$11.94	$17.60	$14.67	$9.62	$11.17	$11.48
Cost of Investments	$405,075	$1,646,658	$110,249	$7,654,345	$264,683	$439,704

	First Trust/Dow	First Trust	Franklin		Franklin	Franklin
	Jones Dividend &	Multi Income	Founding Funds	Franklin	Mutual Global	Rising
	Income Allocation	Allocation	Allocation	Income	Discovery	Dividends
	Class I	Class I	VIP Class 4	VIP Class 2	VIP Class 2	VIP Class 2
ASSETS
Investments in mutual funds, at value	$1,330,721	$42,922	$1,288,289	$165,933	$961,530	$2,295,837
Receivables:
Due from Pacific Life Insurance Company	—	—	—	—	1,880	—
Investments sold	150	1	28	6	—	109
Total Assets	1,330,871	42,923	1,288,317	165,939	963,410	2,295,946
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	221	6	20	14	—	71
Investments purchased	—	—	—	—	1,897	—
Total Liabilities	221	6	20	14	1,897	71
NET ASSETS	$1,330,650	$42,917	$1,288,297	$165,925	$961,513	$2,295,875
Units Outstanding	86,907	3,831	89,311	15,174	65,754	131,360
Accumulation Unit Value	$15.31	$11.20	$14.42	$10.94	$14.62	$17.48
Cost of Investments	$1,246,904	$42,955	$935,209	$153,232	$968,333	$1,963,316

				Janus	Janus	JPMorgan
	Templeton	Ivy		Henderson	Henderson	Insurance Trust
	Global Bond	VIP Asset	Ivy	Balanced	Flexible Bond	Global Allocation
	VIP Class 2	Strategy	VIP Energy	Service Shares	Service Shares	Class 2 (1)
ASSETS
Investments in mutual funds, at value	$704,756	$22,537	$274,202	$2,678,916	$122,951	$—
Receivables:
Due from Pacific Life Insurance Company	4,450	4	—	—	—	—
Investments sold	—	—	136	641	4	—
Total Assets	709,206	22,541	274,338	2,679,557	122,955	—
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	156	504	26	—
Investments purchased	4,498	5	—	—	—	—
Total Liabilities	4,498	5	156	504	26	—
NET ASSETS	$704,708	$22,536	$274,182	$2,679,053	$122,929	$—
Units Outstanding	72,591	2,281	34,278	180,009	11,979	—
Accumulation Unit Value	$9.71	$9.88	$8.00	$14.88	$10.26	See Note (1)
Cost of Investments	$724,868	$20,585	$247,999	$2,221,792	$123,269	$—

(1) All units were fully redeemed or transferred prior to December 31, 2017 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
	JPMorgan	ClearBridge	Lord Abbett	Lord Abbett		MFS
	Insurance Trust	Variable	Bond	International	Lord Abbett	Total Return
	Income Builder	Aggressive Growth	Debenture	Equity	Total Return	Series -
	Class 2 (1)	- Class II	Class VC	Class VC	Class VC	Service Class
ASSETS
Investments in mutual funds, at value	$—	$6,236	$529,410	$31,512	$461,679	$750,676
Receivables:
Due from Pacific Life Insurance Company	—	—	81	—	113	—
Investments sold	—	—	—	10	—	232
Total Assets	—	6,236	529,491	31,522	461,792	750,908
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	1	—	13	—	277
Investments purchased	—	—	104	—	97	—
Total Liabilities	—	1	104	13	97	277
NET ASSETS	$—	$6,235	$529,387	$31,509	$461,695	$750,631
Units Outstanding	—	554	41,565	2,970	43,814	49,219
Accumulation Unit Value	See Note (1)	$11.26	$12.74	$10.61	$10.54	$15.25
Cost of Investments	$—	$5,764	$494,506	$28,182	$458,202	$656,278

						PIMCO
	MFS	Neuberger Berman		Oppenheimer	PIMCO	Commodity-
	Utilities	U.S. Equity Index	Oppenheimer	International	All Asset All	RealReturn
	Series -	PutWrite Strategy	Global Fund/VA	Growth Fund/VA	Authority -	Strategy -
	Service Class	Class S (1)	Service Shares	Service Shares	Advisor Class	Advisor Class
ASSETS
Investments in mutual funds, at value	$198,903	$—	$487,870	$19,604	$163,000	$8,669
Receivables:
Due from Pacific Life Insurance Company	22	—	45	—	—	36
Investments sold	10	—	—	1	10	—
Total Assets	198,935	—	487,915	19,605	163,010	8,705
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	2	22	—
Investments purchased	—	—	61	—	—	—
Total Liabilities	—	—	61	2	22	—
NET ASSETS	$198,935	$—	$487,854	$19,603	$162,988	$8,705
Units Outstanding	14,679	—	37,738	1,659	16,419	1,536
Accumulation Unit Value	$13.55	See Note (1)	$12.93	$11.82	$9.93	$5.67
Cost of Investments	$178,296	$—	$380,628	$16,979	$151,257	$8,409

	State Street	VanEck VIP
	Total Return	Global Hard Assets
	V.I.S. Class 3	Class S
ASSETS
Investments in mutual funds, at value	$412,816	$395,595
Receivables:
Investments sold	80	17
Total Assets	412,896	395,612
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	144	22
Total Liabilities	144	22
NET ASSETS	$412,752	$395,590
Units Outstanding	21,068	51,941
Accumulation Unit Value	$19.59	$7.62
Cost of Investments	$315,509	$341,851

(1) All units were fully redeemed or transferred prior to December 31, 2017 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Loan	Bond	Managed
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	1,428	27,051	6,687	17,585	237,459	202,781
Net Investment Income (Loss)	(1,428)	(27,051)	(6,687)	(17,585)	(237,459)	(202,781)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	399	72,396	2,592	18,202	580,987	26,592
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	399	72,396	2,592	18,202	580,987	26,592
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,281	73,419	17,373	36,218	836,694	559,971
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,252	$118,764	$13,278	$36,835	$1,180,222	$383,782

	Inflation	Managed	Short Duration	Emerging		Developing
	Strategy	Bond	Bond	Markets Debt	Comstock	Growth
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	2,160	528,680	47,141	4,483	53,854	79,125
Net Investment Income (Loss)	(2,160)	(528,680)	(47,141)	(4,483)	(53,854)	(79,125)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	75	621,706	7,484	624	451,527	351,396
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	75	621,706	7,484	624	451,527	351,396
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	5,294	1,339,182	39,267	38,417	255,147	1,327,355
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,209	$1,432,208	$(390)	$34,558	$652,820	$1,599,626

	Dividend	Equity	Focused		Large-Cap	Large-Cap
	Growth	Index	Growth	Growth	Growth	Value
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	117,330	737,549	68,143	779,547	54,158	159,946
Net Investment Income (Loss)	(117,330)	(737,549)	(68,143)	(779,547)	(54,158)	(159,946)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	395,835	5,260,595	64,108	3,112,578	90,791	639,797
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	395,835	5,260,595	64,108	3,112,578	90,791	639,797
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,244,065	6,244,195	1,288,441	13,833,149	1,135,010	1,043,617
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,522,570	$10,767,241	$1,284,406	$16,166,180	$1,171,643	$1,523,468

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

	Variable Accounts
	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap
	Large-Cap	Core	Equity	Growth	Value	Equity
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	20,371	847,872	169,308	77,120	21,309	25,799
Net Investment Income (Loss)	(20,371)	(847,872)	(169,308)	(77,120)	(21,309)	(25,799)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	95,266	4,822,532	789,428	517,492	30,360	5,278
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	95,266	4,822,532	789,428	517,492	30,360	5,278
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	230,514	5,892,714	2,179,959	987,955	215,309	168,761
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$305,409	$9,867,374	$2,800,079	$1,428,327	$224,360	$148,240

	Small-Cap	Small-Cap	Value	Emerging	International	International
	Index	Value	Advantage	Markets	Large-Cap	Small-Cap
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	131,349	74,199	1,997	151,599	105,634	11,098
Net Investment Income (Loss)	(131,349)	(74,199)	(1,997)	(151,599)	(105,634)	(11,098)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	618,642	653,485	12,215	552,808	308,760	80,765
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	618,642	653,485	12,215	552,808	308,760	80,765
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	760,651	(165,129)	6,102	2,956,937	1,713,764	163,770
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,247,944	$414,157	$16,320	$3,358,146	$1,916,890	$233,437

	International	Health	Real		Currency	Diversified
	Value	Sciences	Estate	Technology	Strategies	Alternatives (2)
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	313,225	97,136	91,105	24,800	345	525
Net Investment Income (Loss)	(313,225)	(97,136)	(91,105)	(24,800)	(345)	(525)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	393,963	1,142,194	755,154	15,991	486	4
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	393,963	1,142,194	755,154	15,991	486	4
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	4,500,826	507,305	(543,692)	577,041	(1,365)	832
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,581,564	$1,552,363	$120,357	$568,232	$(1,224)	$311

(1) See Note 3 in Notes to Financial Statements.

(2) Operations commenced or resumed during 2017 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
			Pacific	Pacific
		Global	Dynamix -	Dynamix -	Pacific	Portfolio
	Equity	Absolute	Conservative	Moderate	Dynamix -	Optimization
	Long/Short	Return	Growth	Growth	Growth	Conservative
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
EXPENSES
Mortality and expense risk	5,588	947	19,193	63,575	50,451	415,856
Net Investment Income (Loss)	(5,588)	(947)	(19,193)	(63,575)	(50,451)	(415,856)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	46,988	157	47,725	19,703	77,377	635,441
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	46,988	157	47,725	19,703	77,377	635,441
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	25,940	3,442	96,967	634,190	577,411	1,741,633
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$67,340	$2,652	$125,499	$590,318	$604,337	$1,961,218

	Portfolio			Portfolio		Invesco V.I.
	Optimization	Portfolio	Portfolio	Optimization	PSF DFA	Balanced-Risk
	Moderate-	Optimization	Optimization	Aggressive-	Balanced	Allocation
	Conservative	Moderate	Growth	Growth	Allocation	Series II
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$49,161
EXPENSES
Mortality and expense risk	518,768	1,857,526	1,252,277	538,363	8,890	17,634
Net Investment Income (Loss)	(518,768)	(1,857,526)	(1,252,277)	(538,363)	(8,890)	31,527
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,122,850	5,914,360	3,568,557	1,408,098	2,583	13,091
Capital gain distributions (1)	—	—	—	—	—	70,519
Realized Gain (Loss) on Investments	1,122,850	5,914,360	3,568,557	1,408,098	2,583	83,610
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,143,464	12,582,347	11,657,226	5,942,221	84,938	(3,855)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,747,546	$16,639,181	$13,973,506	$6,811,956	$78,631	$111,282

	Invesco V.I.	Invesco V.I.	American		American Funds
	Equity and	Global	Century	American Funds	IS Blue Chip	American Funds
	Income	Real Estate	VP Mid Cap	IS Asset Allocation	Income and Growth	IS Bond
	Series II	Series II	Value Class II	Class 4	Class 4	Class 4
INVESTMENT INCOME
Dividends (1)	$2,031	$3,835	$30,699	$181,494	$22,281	$169
EXPENSES
Mortality and expense risk	7,115	1,444	29,907	169,484	20,595	176
Net Investment Income (Loss)	(5,084)	2,391	792	12,010	1,686	(7)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	72,811	(746)	173,796	5,629	41,339	78
Capital gain distributions (1)	2,537	2,090	65,867	648,214	65,788	48
Realized Gain (Loss) on Investments	75,348	1,344	239,663	653,843	107,127	126
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(30,626)	8,424	(35,674)	1,151,884	90,149	(90)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$39,638	$12,159	$204,781	$1,817,737	$198,962	$29

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	American Funds			American Funds		American Funds
	IS Capital	American Funds	American Funds	IS Global Growth	American Funds	IS Global Small
	Income Builder	IS Global Balanced	IS Global Bond	and Income	IS Global Growth	Capitalization
	Class 4	Class 4	Class 4	Class 4	Class 4	Class 4
INVESTMENT INCOME
Dividends (1)	$5,247	$11,418	$117	$1,393	$5,154	$43
EXPENSES
Mortality and expense risk	2,561	7,412	418	507	8,056	158
Net Investment Income (Loss)	2,686	4,006	(301)	886	(2,902)	(115)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	612	509	(3,929)	3,190	(854)	10
Capital gain distributions (1)	—	35,715	167	200	20,296	—
Realized Gain (Loss) on Investments	612	36,224	(3,762)	3,390	19,442	10
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	18,366	44,263	6,319	3,933	126,050	2,803
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,664	$84,493	$2,256	$8,209	$142,590	$2,698

					American Funds
		American Funds	American Funds		IS International	American Funds
	American Funds	IS Growth-	IS High-Income	American Funds	Growth and	IS Managed Risk
	IS Growth	Income	Bond	IS International	Income	Asset Allocation
	Class 4	Class 4	Class 4	Class 4	Class 4	Class P2
INVESTMENT INCOME
Dividends (1)	$30,190	$102,267	$20,165	$5,071	$22,831	$150
EXPENSES
Mortality and expense risk	84,871	102,924	4,332	5,703	12,156	266
Net Investment Income (Loss)	(54,681)	(657)	15,833	(632)	10,675	(116)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	22,310	20,126	(3,321)	51,154	(6,552)	4
Capital gain distributions (1)	645,063	534,198	—	6,336	—	184
Realized Gain (Loss) on Investments	667,373	554,324	(3,321)	57,490	(6,552)	188
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	957,800	983,807	883	55,921	190,304	2,021
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,570,492	$1,537,474	$13,395	$112,779	$194,427	$2,093

		American Funds IS
		U.S. Government/	BlackRock	BlackRock	BlackRock	BlackRock
	American Funds IS	AAA-Rated	Global	iShares Alternative	iShares Dynamic	iShares Dynamic
	New World Fund	Securities	Allocation	Strategies	Allocation	Fixed Income
	Class 4	Class 4	V.I. Class III	V.I. Class I	V.I. Class I	V.I. Class I
INVESTMENT INCOME
Dividends (1)	$4,061	$4,973	$137,915	$10,333	$2,547	$320
EXPENSES
Mortality and expense risk	6,029	6,446	136,644	2,937	297	204
Net Investment Income (Loss)	(1,968)	(1,473)	1,271	7,396	2,250	116
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,984	(9,711)	161,910	1,260	20	(129)
Capital gain distributions (1)	—	—	126,701	—	—	—
Realized Gain (Loss) on Investments	2,984	(9,711)	288,611	1,260	20	(129)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	111,568	12,654	980,979	14,632	884	561
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$112,584	$1,470	$1,270,861	$23,288	$3,154	$548

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

	Variable Accounts
	BlackRock			Fidelity VIP		First Trust
	iShares Equity	Fidelity VIP	Fidelity VIP	Government	Fidelity VIP	Dorsey Wright
	Appreciation	Contrafund	FundsManager 60%	Money Market	Strategic Income	Tactical Core
	V.I. Class I	Service Class 2	Service Class 2	Service Class	Service Class 2	Class I (1)
INVESTMENT INCOME
Dividends (2)	$8,299	$14,579	$1,141	$43,719	$7,992	$2,021
EXPENSES
Mortality and expense risk	6,754	22,964	1,241	95,015	2,908	1,887
Net Investment Income (Loss)	1,545	(8,385)	(100)	(51,296)	5,084	134
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	20,621	9,715	130	—	89	730
Capital gain distributions (2)	—	99,665	2,177	—	1,382	4,290
Realized Gain (Loss) on Investments	20,621	109,380	2,307	—	1,471	5,020
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	74,005	220,560	11,813	—	6,777	17,508
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$96,171	$321,555	$14,020	$(51,296)	$13,332	$22,662

	First Trust/Dow	First Trust	Franklin		Franklin	Franklin
	Jones Dividend &	Multi Income	Founding Funds	Franklin	Mutual Global	Rising
	Income Allocation	Allocation	Allocation	Income	Discovery	Dividends
	Class I	Class I (1)	VIP Class 4	VIP Class 2	VIP Class 2	VIP Class 2
INVESTMENT INCOME
Dividends (2)	$14,410	$699	$30,352	$6,627	$16,129	$30,328
EXPENSES
Mortality and expense risk	12,046	139	15,611	1,748	11,800	26,875
Net Investment Income (Loss)	2,364	560	14,741	4,879	4,329	3,453
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	364	1	30,315	419	(13,420)	6,006
Capital gain distributions (2)	58,498	—	48,676	—	51,357	72,237
Realized Gain (Loss) on Investments	58,862	1	78,991	419	37,937	78,243
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	54,838	(33)	31,463	5,999	24,863	289,917
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$116,064	$528	$125,195	$11,297	$67,129	$371,613

				Janus	Janus	JPMorgan
	Templeton	Ivy		Henderson	Henderson	Insurance Trust
	Global Bond	VIP Asset	Ivy	Balanced	Flexible Bond	Global Allocation
	VIP Class 2	Strategy	VIP Energy	Service Shares	Service Shares	Class 2 (3)
INVESTMENT INCOME
Dividends (2)	$—	$337	$2,375	$34,768	$3,081	$—
EXPENSES
Mortality and expense risk	9,581	260	3,749	31,463	1,343	86
Net Investment Income (Loss)	(9,581)	77	(1,374)	3,305	1,738	(86)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(17,435)	(18)	(43,153)	14,585	(26)	1,014
Capital gain distributions (2)	2,617	—	—	4,795	—	—
Realized Gain (Loss) on Investments	(14,818)	(18)	(43,153)	19,380	(26)	1,014
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	26,890	3,179	(6,028)	365,928	88	378
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,491	$3,238	$(50,555)	$388,613	$1,800	$1,306

(1) Operations commenced or resumed during 2017 (See Financial Highlights for commencement date of operations).

(2) See Note 3 in Notes to Financial Statements.

(3) All units were fully redeemed or transferred prior to December 31, 2017 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2017

	Variable Accounts
	JPMorgan	ClearBridge	Lord Abbett	Lord Abbett		MFS
	Insurance Trust	Variable	Bond	International	Lord Abbett	Total Return
	Income Builder	Aggressive Growth	Debenture	Equity	Total Return	Series -
	Class 2 (1)	- Class II	Class VC	Class VC	Class VC	Service Class
INVESTMENT INCOME
Dividends (2)	$—	$16	$21,584	$568	$10,823	$14,840
EXPENSES
Mortality and expense risk	86	74	5,095	368	4,586	8,757
Net Investment Income (Loss)	(86)	(58)	16,489	200	6,237	6,083
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	634	3	8,350	3	(517)	(38)
Capital gain distributions (2)	—	397	5,085	—	—	19,050
Realized Gain (Loss) on Investments	634	400	13,435	3	(517)	19,012
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	261	455	201	6,165	2,867	45,555
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$809	$797	$30,125	$6,368	$8,587	$70,650

						PIMCO
	MFS	Neuberger Berman		Oppenheimer	PIMCO	Commodity-
	Utilities	U.S. Equity Index	Oppenheimer	International	All Asset All	RealReturn
	Series -	PutWrite Strategy	Global Fund/VA	Growth Fund/VA	Authority -	Strategy -
	Service Class	Class S (1)	Service Shares	Service Shares	Advisor Class	Advisor Class
INVESTMENT INCOME
Dividends (2)	$9,286	$—	$3,751	$207	$7,403	$891
EXPENSES
Mortality and expense risk	2,645	7	5,384	249	1,810	630
Net Investment Income (Loss)	6,641	(7)	(1,633)	(42)	5,593	261
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,763	194	8,643	971	(79)	(476)
Capital gain distributions (2)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	1,763	194	8,643	971	(79)	(476)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	17,762	(115)	106,876	3,675	7,599	(160)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$26,166	$72	$113,886	$4,604	$13,113	$(375)

	State Street	VanEck VIP
	Total Return	Global Hard Assets
	V.I.S. Class 3	Class S
INVESTMENT INCOME
Dividends (2)	$7,024	$—
EXPENSES
Mortality and expense risk	5,241	6,106
Net Investment Income (Loss)	1,783	(6,106)
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	9,832	242
Capital gain distributions (2)	10,852	—
Realized Gain (Loss) on Investments	20,684	242
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	32,031	(32,464)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,498	$(38,328)

(1) All units were fully redeemed or transferred prior to December 31, 2017 (See Financial Highlights for date of full redemption).

(2) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Core Income (1)		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,428)	$(768)	$(27,051)	$(33,187)	$(6,687)	$(8,620)
Realized gain (loss) on investments	399	6,601	72,396	17,320	2,592	13,480
Change in net unrealized appreciation (depreciation) on investments	4,281	780	73,419	102,944	17,373	39,843
Net Increase (Decrease) in Net Assets Resulting from Operations	3,252	6,613	118,764	87,077	13,278	44,703
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	17,189	9,865	—	1,082
Transfers between variable and fixed accounts, net	288,048	15,067	(331,709)	145,953	13,381	(375,024)
Contract benefits and terminations	(10,789)	(5,984)	(124,809)	(308,762)	(56,897)	(203,888)
Contract charges and deductions	(205)	(97)	(5,513)	(6,027)	(908)	(1,136)
Other	(13)	—	98	41	(1)	26
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	277,041	8,986	(444,744)	(158,930)	(44,425)	(578,940)
NET INCREASE (DECREASE) IN NET ASSETS	280,293	15,599	(325,980)	(71,853)	(31,147)	(534,237)
NET ASSETS
Beginning of Year or Period	15,599	—	2,229,594	2,301,447	547,644	1,081,881
End of Year or Period	$295,892	$15,599	$1,903,614	$2,229,594	$516,497	$547,644

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(17,585)	$(19,157)	$(237,459)	$(240,544)	$(202,781)	$(221,945)
Realized gain (loss) on investments	18,202	33,730	580,987	668,338	26,592	(26,665)
Change in net unrealized appreciation (depreciation) on investments	36,218	110,200	836,694	2,104,843	559,971	936,118
Net Increase (Decrease) in Net Assets Resulting from Operations	36,835	124,773	1,180,222	2,532,637	383,782	687,508
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,037	20,013	64,062	179,158	251,879	111,423
Transfers between variable and fixed accounts, net	(111,522)	(19,623)	128,749	(228,121)	(314,816)	(188,132)
Contract benefits and terminations	(103,154)	(390,329)	(1,807,939)	(2,020,017)	(1,072,083)	(1,391,850)
Contract charges and deductions	(3,654)	(3,744)	(38,045)	(38,949)	(27,983)	(30,765)
Other	16	32	107	413	449	106
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(207,277)	(393,651)	(1,653,066)	(2,107,516)	(1,162,554)	(1,499,218)
NET INCREASE (DECREASE) IN NET ASSETS	(170,442)	(268,878)	(472,844)	425,121	(778,772)	(811,710)
NET ASSETS
Beginning of Year	1,469,075	1,737,953	18,633,967	18,208,846	16,507,897	17,319,607
End of Year	$1,298,633	$1,469,075	$18,161,123	$18,633,967	$15,729,125	$16,507,897

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(2,160)	$(2,732)	$(528,680)	$(589,642)	$(47,141)	$(48,345)
Realized gain (loss) on investments	75	(3,550)	621,706	1,222,762	7,484	2,331
Change in net unrealized appreciation (depreciation) on investments	5,294	7,711	1,339,182	222,014	39,267	63,134
Net Increase (Decrease) in Net Assets Resulting from Operations	3,209	1,429	1,432,208	855,134	(390)	17,120
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	397,489	456,732	8,729	49,640
Transfers between variable and fixed accounts, net	(41)	2,243	710,768	(1,855,202)	469,082	362,785
Contract benefits and terminations	(3,539)	(44,671)	(4,108,146)	(6,050,668)	(460,420)	(433,598)
Contract charges and deductions	(261)	(331)	(92,941)	(95,025)	(6,425)	(6,748)
Other	1	2	(16,001)	(14,832)	12	(7)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,840)	(42,757)	(3,108,831)	(7,558,995)	10,978	(27,928)
NET INCREASE (DECREASE) IN NET ASSETS	(631)	(41,328)	(1,676,623)	(6,703,861)	10,588	(10,808)
NET ASSETS
Beginning of Year	173,545	214,873	43,191,656	49,895,517	3,732,073	3,742,881
End of Year	$172,914	$173,545	$41,515,033	$43,191,656	$3,742,661	$3,732,073

	Emerging Markets Debt		Comstock		Developing Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(4,483)	$(2,422)	$(53,854)	$(51,677)	$(79,125)	$(74,712)
Realized gain (loss) on investments	624	(198)	451,527	209,236	351,396	222,797
Change in net unrealized appreciation (depreciation) on investments	38,417	29,236	255,147	476,172	1,327,355	(397,538)
Net Increase (Decrease) in Net Assets Resulting from Operations	34,558	26,616	652,820	633,731	1,599,626	(249,453)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	20,602	—	12,807	46,004	4,499	21,285
Transfers between variable and fixed accounts, net	222,738	41,687	(239,377)	34,298	(68,720)	(119,438)
Contract benefits and terminations	(19,500)	(28,975)	(494,360)	(418,788)	(616,594)	(407,495)
Contract charges and deductions	(868)	(506)	(7,699)	(7,498)	(11,593)	(11,201)
Other	(9)	(2)	(2,475)	479	(1,180)	63
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	222,963	12,204	(731,104)	(345,505)	(693,588)	(516,786)
NET INCREASE (DECREASE) IN NET ASSETS	257,521	38,820	(78,284)	288,226	906,038	(766,239)
NET ASSETS
Beginning of Year	181,928	143,108	4,535,091	4,246,865	5,944,341	6,710,580
End of Year	$439,449	$181,928	$4,456,807	$4,535,091	$6,850,379	$5,944,341

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(117,330)	$(106,796)	$(737,549)	$(709,015)	$(68,143)	$(57,196)
Realized gain (loss) on investments	395,835	14,860	5,260,595	3,894,856	64,108	403,650
Change in net unrealized appreciation (depreciation) on investments	1,244,065	922,526	6,244,195	2,454,318	1,288,441	(431,893)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,522,570	830,590	10,767,241	5,640,159	1,284,406	(85,439)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	19,169	55,991	281,194	542,363	2,579	25,418
Transfers between variable and fixed accounts, net	(255,784)	1,054,887	(991,409)	179,210	1,091,777	(1,428,889)
Contract benefits and terminations	(812,090)	(637,298)	(6,046,919)	(5,923,296)	(564,521)	(269,551)
Contract charges and deductions	(15,475)	(14,149)	(109,698)	(106,472)	(9,959)	(8,817)
Other	222	22	433	(463)	167	1,541
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,063,958)	459,453	(6,866,399)	(5,308,658)	520,043	(1,680,298)
NET INCREASE (DECREASE) IN NET ASSETS	458,612	1,290,043	3,900,842	331,501	1,804,449	(1,765,737)
NET ASSETS
Beginning of Year	9,278,224	7,988,181	57,550,978	57,219,477	4,517,262	6,282,999
End of Year	$9,736,836	$9,278,224	$61,451,820	$57,550,978	$6,321,711	$4,517,262

	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(779,547)	$(733,744)	$(54,158)	$(46,994)	$(159,946)	$(157,536)
Realized gain (loss) on investments	3,112,578	2,694,451	90,791	422,825	639,797	1,022,729
Change in net unrealized appreciation (depreciation) on investments	13,833,149	(1,534,893)	1,135,010	(505,925)	1,043,617	491,471
Net Increase (Decrease) in Net Assets Resulting from Operations	16,166,180	425,814	1,171,643	(130,094)	1,523,468	1,356,664
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	352,781	259,006	4,377	28,408	60,375	111,126
Transfers between variable and fixed accounts, net	(1,508,623)	(2,220,043)	803,333	(1,625,613)	(48,416)	(701,568)
Contract benefits and terminations	(5,182,748)	(6,063,651)	(506,398)	(341,703)	(895,258)	(1,143,299)
Contract charges and deductions	(117,314)	(113,282)	(8,125)	(7,272)	(22,698)	(22,590)
Other	(1,828)	(2,525)	(2,289)	170	(5,514)	4,139
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(6,457,732)	(8,140,495)	290,898	(1,946,010)	(911,511)	(1,752,192)
NET INCREASE (DECREASE) IN NET ASSETS	9,708,448	(7,714,681)	1,462,541	(2,076,104)	611,957	(395,528)
NET ASSETS
Beginning of Year	56,018,509	63,733,190	3,236,109	5,312,213	12,618,870	13,014,398
End of Year	$65,726,957	$56,018,509	$4,698,650	$3,236,109	$13,230,827	$12,618,870

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(20,371)	$(19,155)	$(847,872)	$(828,436)	$(169,308)	$(154,128)
Realized gain (loss) on investments	95,266	38,545	4,822,532	4,254,975	789,428	775,046
Change in net unrealized appreciation (depreciation) on investments	230,514	95,218	5,892,714	3,140,471	2,179,959	1,314,980
Net Increase (Decrease) in Net Assets Resulting from Operations	305,409	114,608	9,867,374	6,567,010	2,800,079	1,935,898
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	566	465,958	695,728	53,541	88,918
Transfers between variable and fixed accounts, net	(26,119)	(48,772)	(1,672,276)	(2,137,069)	(265,174)	(854,114)
Contract benefits and terminations	(125,483)	(90,540)	(6,955,872)	(7,288,435)	(1,153,608)	(1,220,795)
Contract charges and deductions	(3,353)	(3,119)	(121,387)	(120,782)	(23,940)	(22,182)
Other	80	11	(4,695)	(6,855)	(2,859)	9,463
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(154,875)	(141,854)	(8,288,272)	(8,857,413)	(1,392,040)	(1,998,710)
NET INCREASE (DECREASE) IN NET ASSETS	150,534	(27,246)	1,579,102	(2,290,403)	1,408,039	(62,812)
NET ASSETS
Beginning of Year	1,612,948	1,640,194	66,321,939	68,612,342	12,832,872	12,895,684
End of Year	$1,763,482	$1,612,948	$67,901,041	$66,321,939	$14,240,911	$12,832,872

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(77,120)	$(75,520)	$(21,309)	$(18,376)	$(25,799)	$(17,296)
Realized gain (loss) on investments	517,492	442,719	30,360	37,498	5,278	39,497
Change in net unrealized appreciation (depreciation) on investments	987,955	(92,115)	215,309	181,349	168,761	349,325
Net Increase (Decrease) in Net Assets Resulting from Operations	1,428,327	275,084	224,360	200,471	148,240	371,526
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	10,969	23,196	19,695	7,661	5,216	4,911
Transfers between variable and fixed accounts, net	(228,294)	167,976	(15,024)	188,124	94,077	538,504
Contract benefits and terminations	(486,857)	(422,500)	(114,989)	(128,222)	(111,051)	(122,083)
Contract charges and deductions	(10,930)	(10,940)	(3,498)	(2,871)	(4,117)	(3,005)
Other	64	895	15	513	(49)	(525)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(715,048)	(241,373)	(113,801)	65,205	(15,924)	417,802
NET INCREASE (DECREASE) IN NET ASSETS	713,279	33,711	110,559	265,676	132,316	789,328
NET ASSETS
Beginning of Year	6,342,565	6,308,854	1,647,779	1,382,103	2,032,902	1,243,574
End of Year	$7,055,844	$6,342,565	$1,758,338	$1,647,779	$2,165,218	$2,032,902

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Small-Cap Index		Small-Cap Value		Value Advantage
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(131,349)	$(120,378)	$(74,199)	$(66,438)	$(1,997)	$(1,591)
Realized gain (loss) on investments	618,642	832,168	653,485	119,936	12,215	(4,270)
Change in net unrealized appreciation (depreciation) on investments	760,651	946,944	(165,129)	1,325,312	6,102	20,299
Net Increase (Decrease) in Net Assets Resulting from Operations	1,247,944	1,658,734	414,157	1,378,810	16,320	14,438
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	11,087	23,052	63,074	9,165	915	879
Transfers between variable and fixed accounts, net	(223,002)	175,933	(445,079)	384,052	(169,784)	179,936
Contract benefits and terminations	(810,083)	(1,266,742)	(845,157)	(432,139)	(24,666)	(2,456)
Contract charges and deductions	(19,008)	(17,679)	(10,922)	(10,022)	(302)	(229)
Other	(1,830)	(332)	(3,530)	29	15	2
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,042,836)	(1,085,768)	(1,241,614)	(48,915)	(193,822)	178,132
NET INCREASE (DECREASE) IN NET ASSETS	205,108	572,966	(827,457)	1,329,895	(177,502)	192,570
NET ASSETS
Beginning of Year	10,723,107	10,150,141	6,411,015	5,081,120	286,398	93,828
End of Year	$10,928,215	$10,723,107	$5,583,558	$6,411,015	$108,896	$286,398

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(151,599)	$(138,423)	$(105,634)	$(103,857)	$(11,098)	$(10,403)
Realized gain (loss) on investments	552,808	746,619	308,760	429,117	80,765	73,388
Change in net unrealized appreciation (depreciation) on investments	2,956,937	(61,851)	1,713,764	(467,031)	163,770	(52,882)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,358,146	546,345	1,916,890	(141,771)	233,437	10,103
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	94,726	54,115	14,243	36,351	—	1,207
Transfers between variable and fixed accounts, net	11,992	(416,879)	(140,698)	(509,696)	(45,950)	(190,413)
Contract benefits and terminations	(784,181)	(791,866)	(560,002)	(826,930)	(93,479)	(44,885)
Contract charges and deductions	(26,230)	(24,410)	(16,149)	(15,675)	(2,063)	(1,860)
Other	235	(265)	(1,786)	391	24	16
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(703,458)	(1,179,305)	(704,392)	(1,315,559)	(141,468)	(235,935)
NET INCREASE (DECREASE) IN NET ASSETS	2,654,688	(632,960)	1,212,498	(1,457,330)	91,969	(225,832)
NET ASSETS
Beginning of Year	10,412,053	11,045,013	7,764,069	9,221,399	779,700	1,005,532
End of Year	$13,066,741	$10,412,053	$8,976,567	$7,764,069	$871,669	$779,700

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	International Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(313,225)	$(297,252)	$(97,136)	$(108,848)	$(91,105)	$(104,893)
Realized gain (loss) on investments	393,963	(108,075)	1,142,194	2,457,053	755,154	182,220
Change in net unrealized appreciation (depreciation) on investments	4,500,826	727,962	507,305	(3,194,429)	(543,692)	265,137
Net Increase (Decrease) in Net Assets Resulting from Operations	4,581,564	322,635	1,552,363	(846,224)	120,357	342,464
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	187,023	213,696	3,544	59,776	20,660	70,235
Transfers between variable and fixed accounts, net	(546,961)	251,532	(749,557)	(2,633,233)	(737,134)	(316,396)
Contract benefits and terminations	(2,253,504)	(2,670,575)	(611,764)	(768,418)	(529,359)	(556,047)
Contract charges and deductions	(49,224)	(47,463)	(14,793)	(16,311)	(14,180)	(16,206)
Other	(1,589)	(5,122)	231	(494)	2,114	149
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(2,664,255)	(2,257,932)	(1,372,339)	(3,358,680)	(1,257,899)	(818,265)
NET INCREASE (DECREASE) IN NET ASSETS	1,917,309	(1,935,297)	180,024	(4,204,904)	(1,137,542)	(475,801)
NET ASSETS
Beginning of Year	23,986,625	25,921,922	7,432,583	11,637,487	8,114,282	8,590,083
End of Year	$25,903,934	$23,986,625	$7,612,607	$7,432,583	$6,976,740	$8,114,282

	Technology		Currency Strategies		Diversified Alternatives (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(24,800)	$(16,441)	$(345)	$(577)	$(525)
Realized gain (loss) on investments	15,991	125,521	486	504	4
Change in net unrealized appreciation (depreciation) on investments	577,041	(263,246)	(1,365)	1,264	832
Net Increase (Decrease) in Net Assets Resulting from Operations	568,232	(154,166)	(1,224)	1,191	311
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	2,425	1,607	—	—	—
Transfers between variable and fixed accounts, net	673,628	(334,156)	(3,949)	7,884	182,884
Contract benefits and terminations	(76,230)	(103,875)	(625)	(18,003)	—
Contract charges and deductions	(3,929)	(2,858)	(47)	(80)	(82)
Other	(3)	12	1	(3)	(8)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	595,891	(439,270)	(4,620)	(10,202)	182,794
NET INCREASE (DECREASE) IN NET ASSETS	1,164,123	(593,436)	(5,844)	(9,011)	183,105
NET ASSETS
Beginning of Year or Period	1,231,724	1,825,160	31,319	40,330	—
End of Year or Period	$2,395,847	$1,231,724	$25,475	$31,319	$183,105

(1) Operations commenced or resumed during 2017 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
					Pacific Dynamix -
	Equity Long/Short		Global Absolute Return		Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5,588)	$(5,255)	$(947)	$(816)	$(19,193)	$(19,625)
Realized gain (loss) on investments	46,988	(383)	157	3,715	47,725	(4,441)
Change in net unrealized appreciation (depreciation) on investments	25,940	50,889	3,442	(1,123)	96,967	106,662
Net Increase (Decrease) in Net Assets Resulting from Operations	67,340	45,251	2,652	1,776	125,499	82,596
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	564	—	—	339,954	3,000
Transfers between variable and fixed accounts, net	(312,881)	368,928	54,510	(68,374)	53,994	(43,167)
Contract benefits and terminations	(82,596)	(2,731)	(7,037)	(6,736)	(788,219)	(87,387)
Contract charges and deductions	(827)	(872)	(137)	(117)	(3,701)	(3,506)
Other	18	(32)	—	2	1,177	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(396,286)	365,857	47,336	(75,225)	(396,795)	(131,062)
NET INCREASE (DECREASE) IN NET ASSETS	(328,946)	411,108	49,988	(73,449)	(271,296)	(48,466)
NET ASSETS
Beginning of Year	652,590	241,482	35,179	108,628	1,582,674	1,631,140
End of Year	$323,644	$652,590	$85,167	$35,179	$1,311,378	$1,582,674

	Pacific Dynamix -		Pacific Dynamix -		Portfolio Optimization
	Moderate Growth		Growth		Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(63,575)	$(52,608)	$(50,451)	$(46,353)	$(415,856)	$(429,947)
Realized gain (loss) on investments	19,703	(4,153)	77,377	14,329	635,441	471,484
Change in net unrealized appreciation (depreciation) on investments	634,190	337,101	577,411	354,029	1,741,633	1,561,037
Net Increase (Decrease) in Net Assets Resulting from Operations	590,318	280,340	604,337	322,005	1,961,218	1,602,574
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	390	13,184	19,664	43,890	32,948	14,647
Transfers between variable and fixed accounts, net	396,643	703,256	383,305	167,908	(156,197)	1,107,488
Contract benefits and terminations	(454,211)	(411,706)	(507,912)	(283,870)	(2,622,389)	(3,001,533)
Contract charges and deductions	(13,848)	(14,616)	(13,734)	(12,837)	(69,965)	(76,392)
Other	(2)	(18)	(20)	(13)	119	3,110
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(71,028)	290,100	(118,697)	(84,922)	(2,815,484)	(1,952,680)
NET INCREASE (DECREASE) IN NET ASSETS	519,290	570,440	485,640	237,083	(854,266)	(350,106)
NET ASSETS
Beginning of Year	4,704,990	4,134,550	3,858,855	3,621,772	33,708,828	34,058,934
End of Year	$5,224,280	$4,704,990	$4,344,495	$3,858,855	$32,854,562	$33,708,828

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate-Conservative		Moderate		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(518,768)	$(535,004)	$(1,857,526)	$(1,853,797)	$(1,252,277)	$(1,232,129)
Realized gain (loss) on investments	1,122,850	1,574,356	5,914,360	3,629,589	3,568,557	3,432,339
Change in net unrealized appreciation (depreciation) on investments	3,143,464	1,157,131	12,582,347	7,843,645	11,657,226	4,780,544
Net Increase (Decrease) in Net Assets Resulting from Operations	3,747,546	2,196,483	16,639,181	9,619,437	13,973,506	6,980,754
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	194,718	20,818	2,920,223	1,346,379	670,211	711,859
Transfers between variable and fixed accounts, net	(378,045)	(1,297,524)	(3,720,756)	(5,098,036)	(1,875,965)	(2,924,755)
Contract benefits and terminations	(3,412,318)	(6,834,670)	(15,567,557)	(9,877,344)	(7,206,794)	(9,708,932)
Contract charges and deductions	(112,606)	(113,965)	(551,028)	(556,484)	(484,430)	(480,872)
Other	(52)	389	17,042	3,839	234	5,062
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,708,303)	(8,224,952)	(16,902,076)	(14,181,646)	(8,896,744)	(12,397,638)
NET INCREASE (DECREASE) IN NET ASSETS	39,243	(6,028,469)	(262,895)	(4,562,209)	5,076,762	(5,416,884)
NET ASSETS
Beginning of Year	41,370,100	47,398,569	148,600,265	153,162,474	98,186,152	103,603,036
End of Year	$41,409,343	$41,370,100	$148,337,370	$148,600,265	$103,262,914	$98,186,152

	Portfolio Optimization		PSF DFA		Invesco V.I. Balanced-Risk
	Aggressive-Growth		Balanced Allocation (1)		Allocation Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(538,363)	$(519,093)	$(8,890)	$(1,428)	$31,527	$(14,214)
Realized gain (loss) on investments	1,408,098	1,829,201	2,583	26	83,610	(17,145)
Change in net unrealized appreciation (depreciation) on investments	5,942,221	1,753,305	84,938	12,600	(3,855)	151,641
Net Increase (Decrease) in Net Assets Resulting from Operations	6,811,956	3,063,413	78,631	11,198	111,282	120,282
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	247,327	266,361	—	—	30,885	16,582
Transfers between variable and fixed accounts, net	(637,438)	(2,566,125)	184,013	537,109	(216,107)	191,907
Contract benefits and terminations	(2,659,674)	(3,945,344)	(24,622)	(2,600)	(154,218)	(104,868)
Contract charges and deductions	(119,732)	(122,953)	(2,544)	(321)	(7,149)	(6,301)
Other	1	11,324	(30)	(13)	20	—
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(3,169,516)	(6,356,737)	156,817	534,175	(346,569)	97,320
NET INCREASE (DECREASE) IN NET ASSETS	3,642,440	(3,293,324)	235,448	545,373	(235,287)	217,602
NET ASSETS
Beginning of Year or Period	41,231,716	44,525,040	545,373	—	1,546,395	1,328,793
End of Year or Period	$44,874,156	$41,231,716	$780,821	$545,373	$1,311,108	$1,546,395

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Invesco V.I. Equity and		Invesco V.I. Global		American Century
	Income Series II		Real Estate Series II		VP Mid Cap Value Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5,084)	$(1,583)	$2,391	$476	$792	$7,836
Realized gain (loss) on investments	75,348	(11,528)	1,344	(269)	239,663	45,219
Change in net unrealized appreciation (depreciation) on investments	(30,626)	74,297	8,424	(3,980)	(35,674)	375,128
Net Increase (Decrease) in Net Assets Resulting from Operations	39,638	61,186	12,159	(3,773)	204,781	428,183
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	131	21,878	2,563
Transfers between variable and fixed accounts, net	(1,256,095)	1,471,914	55,038	49,471	(1,918,204)	2,360,625
Contract benefits and terminations	(333,650)	(4,897)	(3,040)	(4,242)	(234,932)	(59,017)
Contract charges and deductions	(929)	(511)	(197)	(70)	(3,976)	(3,257)
Other	62	(162)	(6)	135	60	(77)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,590,612)	1,466,344	51,795	45,425	(2,135,174)	2,300,837
NET INCREASE (DECREASE) IN NET ASSETS	(1,550,974)	1,527,530	63,954	41,652	(1,930,393)	2,729,020
NET ASSETS
Beginning of Year	1,732,903	205,373	67,235	25,583	3,549,343	820,323
End of Year	$181,929	$1,732,903	$131,189	$67,235	$1,618,950	$3,549,343

	American Funds IS Asset		American Funds IS Blue Chip		American Funds IS
	Allocation Class 4		Income and Growth Class 4 (1)		Bond Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$12,010	$19,712	$1,686	$24,123	$(7)	$(522)
Realized gain (loss) on investments	653,843	220,635	107,127	87,345	126	4,093
Change in net unrealized appreciation (depreciation) on investments	1,151,884	583,775	90,149	74,295	(90)	(12)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,817,737	824,122	198,962	185,763	29	3,559
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	124,953	317,376	66,400	32,712	—	—
Transfers between variable and fixed accounts, net	709,015	1,391,675	(928,191)	2,076,505	7,771	11,355
Contract benefits and terminations	(1,127,037)	(1,196,742)	(365,323)	(130,581)	(412)	(11,607)
Contract charges and deductions	(86,652)	(72,949)	(2,858)	(1,806)	(29)	(74)
Other	38	2,378	31	(183)	(2)	(5)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(379,683)	441,738	(1,229,941)	1,976,647	7,328	(331)
NET INCREASE (DECREASE) IN NET ASSETS	1,438,054	1,265,860	(1,030,979)	2,162,410	7,357	3,228
NET ASSETS
Beginning of Year or Period	12,490,870	11,225,010	2,162,410	—	3,228	—
End of Year or Period	$13,928,924	$12,490,870	$1,131,431	$2,162,410	$10,585	$3,228

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	American Funds IS Capital		American Funds IS		American Funds IS
	Income Builder Class 4		Global Balanced Class 4 (1)		Global Bond Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,686	$2,051	$4,006	$656	$(301)	$(441)
Realized gain (loss) on investments	612	(2,205)	36,224	66	(3,762)	46
Change in net unrealized appreciation (depreciation) on investments	18,366	3,473	44,263	2,339	6,319	(5,063)
Net Increase (Decrease) in Net Assets Resulting from Operations	21,664	3,319	84,493	3,061	2,256	(5,458)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	—	—	—
Transfers between variable and fixed accounts, net	35,728	106,114	1,126,576	146,307	(100,982)	139,559
Contract benefits and terminations	(12,684)	(4,883)	(23,536)	—	(1,470)	(2,064)
Contract charges and deductions	(404)	(208)	(897)	(151)	(53)	(126)
Other	(4)	(4)	(42)	(16)	3	(4)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	22,636	101,019	1,102,101	146,140	(102,502)	137,365
NET INCREASE (DECREASE) IN NET ASSETS	44,300	104,338	1,186,594	149,201	(100,246)	131,907
NET ASSETS
Beginning of Year or Period	164,036	59,698	149,201	—	131,907	—
End of Year or Period	$208,336	$164,036	$1,335,795	$149,201	$31,661	$131,907

	American Funds IS Global		American Funds IS		American Funds IS Global
	Growth and Income Class 4 (1)		Global Growth Class 4		Small Capitalization Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$886	$547	$(2,902)	$(2,684)	$(115)	$(34)
Realized gain (loss) on investments	3,390	12	19,442	(147,813)	10	(482)
Change in net unrealized appreciation (depreciation) on investments	3,933	1,577	126,050	46,981	2,803	257
Net Increase (Decrease) in Net Assets Resulting from Operations	8,209	2,136	142,590	(103,516)	2,698	(259)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	2,163	180	—	—
Transfers between variable and fixed accounts, net	37,664	51,860	513,962	(945,038)	18,123	390
Contract benefits and terminations	(24,925)	(53)	(12,631)	(12,884)	(851)	—
Contract charges and deductions	(76)	(58)	(1,025)	(726)	(24)	(5)
Other	(1)	(2)	(54)	35	(2)	—
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	12,662	51,747	502,415	(958,433)	17,246	385
NET INCREASE (DECREASE) IN NET ASSETS	20,871	53,883	645,005	(1,061,949)	19,944	126
NET ASSETS
Beginning of Year or Period	53,883	—	378,264	1,440,213	6,830	6,704
End of Year or Period	$74,754	$53,883	$1,023,269	$378,264	$26,774	$6,830

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	American Funds IS		American Funds IS		American Funds IS High-
	Growth Class 4		Growth-Income Class 4		Income Bond Class 4 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(54,681)	$(42,397)	$(657)	$1,522	$15,833	$10,750
Realized gain (loss) on investments	667,373	392,970	554,324	769,324	(3,321)	37
Change in net unrealized appreciation (depreciation) on investments	957,800	32,282	983,807	(48,058)	883	9,635
Net Increase (Decrease) in Net Assets Resulting from Operations	1,570,492	382,855	1,537,474	722,788	13,395	20,422
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,984	25,196	19,647	72,553	32,438	677
Transfers between variable and fixed accounts, net	531,706	(989,392)	(320,434)	(84,815)	(1,708)	300,197
Contract benefits and terminations	(569,497)	(467,938)	(627,782)	(704,324)	(20,280)	(5,026)
Contract charges and deductions	(15,991)	(14,449)	(16,996)	(15,847)	(545)	(221)
Other	(182)	4	(80)	352	(3)	(16)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(51,980)	(1,446,579)	(945,645)	(732,081)	9,902	295,611
NET INCREASE (DECREASE) IN NET ASSETS	1,518,512	(1,063,724)	591,829	(9,293)	23,297	316,033
NET ASSETS
Beginning of Year or Period	5,950,960	7,014,684	7,765,145	7,774,438	316,033	—
End of Year or Period	$7,469,472	$5,950,960	$8,356,974	$7,765,145	$339,330	$316,033

	American Funds IS		American Funds IS International		American Funds IS Managed Risk
	International Class 4		Growth and Income Class 4		Asset Allocation Class P2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(632)	$(487)	$10,675	$10,251	$(116)	$(53)
Realized gain (loss) on investments	57,490	(3,966)	(6,552)	(13,992)	188	(116)
Change in net unrealized appreciation (depreciation) on investments	55,921	7,321	190,304	(7,432)	2,021	11
Net Increase (Decrease) in Net Assets Resulting from Operations	112,779	2,868	194,427	(11,173)	2,093	(158)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	—	1,283	25,718
Transfers between variable and fixed accounts, net	235,126	(56,511)	310,968	350,292	53,632	(25,547)
Contract benefits and terminations	(32,463)	(19,867)	(53,600)	(19,789)	(598)	—
Contract charges and deductions	(811)	(172)	(1,510)	(861)	(29)	(4)
Other	(66)	(135)	(22)	(35)	(1)	(2)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	201,786	(76,685)	255,836	329,607	54,287	165
NET INCREASE (DECREASE) IN NET ASSETS	314,565	(73,817)	450,263	318,434	56,380	7
NET ASSETS
Beginning of Year	51,445	125,262	734,457	416,023	121	114
End of Year	$366,010	$51,445	$1,184,720	$734,457	$56,501	$121

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	American Funds IS		American Funds IS U.S. Government/		BlackRock Global Allocation
	New World Fund Class 4		AAA-Rated Securities Class 4		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(1,968)	$(1,400)	$(1,473)	$(4,693)	$1,271	$(28,608)
Realized gain (loss) on investments	2,984	(20,578)	(9,711)	21,088	288,611	3,020
Change in net unrealized appreciation (depreciation) on investments	111,568	31,340	12,654	2,204	980,979	257,017
Net Increase (Decrease) in Net Assets Resulting from Operations	112,584	9,362	1,470	18,599	1,270,861	231,429
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	646	374	7,352	—	25,005	17,293
Transfers between variable and fixed accounts, net	144,480	79,630	(462,623)	(24,579)	(324,561)	(2,590,026)
Contract benefits and terminations	(33,727)	(7,721)	(29,907)	(52,450)	(803,518)	(1,931,406)
Contract charges and deductions	(768)	(447)	(865)	(1,395)	(40,241)	(45,510)
Other	(10)	(4)	45	(28)	128	222
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	110,621	71,832	(485,998)	(78,452)	(1,143,187)	(4,549,427)
NET INCREASE (DECREASE) IN NET ASSETS	223,205	81,194	(484,528)	(59,853)	127,674	(4,317,998)
NET ASSETS
Beginning of Year	336,244	255,050	933,628	993,481	10,904,398	15,222,396
End of Year	$559,449	$336,244	$449,100	$933,628	$11,032,072	$10,904,398

	BlackRock iShares		BlackRock iShares		BlackRock iShares
	Alternative Strategies V.I. Class I		Dynamic Allocation V.I. Class I		Dynamic Fixed Income V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,396	$961	$2,250	$38	$116	$44
Realized gain (loss) on investments	1,260	(307)	20	(9)	(129)	3,458
Change in net unrealized appreciation (depreciation) on investments	14,632	2,780	884	183	561	1,855
Net Increase (Decrease) in Net Assets Resulting from Operations	23,288	3,434	3,154	212	548	5,357
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,283	—	—	—	—	—
Transfers between variable and fixed accounts, net	297,447	(1,462)	133,539	—	(62,621)	(1,860)
Contract benefits and terminations	(2,763)	(1,673)	(2,393)	(171)	—	(6,106)
Contract charges and deductions	(386)	(127)	(40)	(6)	(33)	(180)
Other	(14)	—	(13)	(1)	6	2
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	295,567	(3,262)	131,093	(178)	(62,648)	(8,144)
NET INCREASE (DECREASE) IN NET ASSETS	318,855	172	134,247	34	(62,100)	(2,787)
NET ASSETS
Beginning of Year	71,847	71,675	4,221	4,187	77,971	80,758
End of Year	$390,702	$71,847	$138,468	$4,221	$15,871	$77,971

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	BlackRock iShares		Fidelity VIP Contrafund		Fidelity VIP FundsManager
	Equity Appreciation V.I. Class I (1)		Service Class 2		60% Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,545	$2,830	$(8,385)	$(10,599)	$(100)	$(675)
Realized gain (loss) on investments	20,621	(23)	109,380	(15,433)	2,307	(8,912)
Change in net unrealized appreciation (depreciation) on investments	74,005	3,483	220,560	43,686	11,813	11,193
Net Increase (Decrease) in Net Assets Resulting from Operations	96,171	6,290	321,555	17,654	14,020	1,606
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	2,239	1,996	325	325
Transfers between variable and fixed accounts, net	157,198	244,905	846,277	(1,261,440)	30,973	(145,746)
Contract benefits and terminations	(17,229)	(3,797)	(282,312)	(110,103)	(5,149)	(29,247)
Contract charges and deductions	(859)	(114)	(3,094)	(2,407)	(703)	(826)
Other	(9)	(10)	(12)	59	(2)	6
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	139,101	240,984	563,098	(1,371,895)	25,444	(175,488)
NET INCREASE (DECREASE) IN NET ASSETS	235,272	247,274	884,653	(1,354,241)	39,464	(173,882)
NET ASSETS
Beginning of Year or Period	247,274	—	1,103,634	2,457,875	85,377	259,259
End of Year or Period	$482,546	$247,274	$1,988,287	$1,103,634	$124,841	$85,377

	Fidelity VIP Government		Fidelity VIP Strategic Income		First Trust Dorsey Wright
	Money Market Service Class		Service Class 2		Tactical Core Class I (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(51,296)	$(112,341)	$5,084	$1,412	$134
Realized gain (loss) on investments	—	—	1,471	(6,139)	5,020
Change in net unrealized appreciation (depreciation) on investments	—	—	6,777	21,629	17,508
Net Increase (Decrease) in Net Assets Resulting from Operations	(51,296)	(112,341)	13,332	16,902	22,662
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	265,631	509,644	—	—	1,583
Transfers between variable and fixed accounts, net	173,008	(1,132,379)	115,557	(152,199)	468,713
Contract benefits and terminations	(1,126,626)	(2,696,463)	(12,782)	(25,579)	(35,297)
Contract charges and deductions	(15,235)	(19,229)	(384)	(498)	(449)
Other	(5)	240	(7)	16	(25)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(703,227)	(3,338,187)	102,384	(178,260)	434,525
NET INCREASE (DECREASE) IN NET ASSETS	(754,523)	(3,450,528)	115,716	(161,358)	457,187
NET ASSETS
Beginning of Year or Period	8,409,039	11,859,567	156,367	317,725	—
End of Year or Period	$7,654,516	$8,409,039	$272,083	$156,367	$457,187

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2017 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year/Period Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	First Trust/Dow Jones		First Trust		Franklin Founding Funds
	Dividend & Income Allocation Class I		Multi Income Allocation Class I (1)		Allocation VIP Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$2,364	$(427)	$560		$14,741	$42,180
Realized gain (loss) on investments	58,862	13,268	1		78,991	66,017
Change in net unrealized appreciation (depreciation) on investments	54,838	24,547	(33)		31,463	45,357
Net Increase (Decrease) in Net Assets Resulting from Operations	116,064	37,388	528		125,195	153,554
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	625	42,644	—		—	550
Transfers between variable and fixed accounts, net	538,301	442,026	42,430		(54,680)	(344,210)
Contract benefits and terminations	(5,453)	(20,798)	—		(95,017)	(269,026)
Contract charges and deductions	(3,143)	(754)	(36)		(5,937)	(7,995)
Other	(40)	(15)	(5)		7	38
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	530,290	463,103	42,389		(155,627)	(620,643)
NET INCREASE (DECREASE) IN NET ASSETS	646,354	500,491	42,917		(30,432)	(467,089)
NET ASSETS
Beginning of Year or Period	684,296	183,805	—		1,318,729	1,785,818
End of Year or Period	$1,330,650	$684,296	$42,917		$1,288,297	$1,318,729

	Franklin Income		Franklin Mutual Global		Franklin Rising
	VIP Class 2 (2)		Discovery VIP Class 2		Dividends VIP Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$4,879	$1,973	$4,329	$4,027	$3,453	$4,310
Realized gain (loss) on investments	419	17	37,937	30,778	78,243	191,673
Change in net unrealized appreciation (depreciation) on investments	5,999	6,702	24,863	69,779	289,917	38,526
Net Increase (Decrease) in Net Assets Resulting from Operations	11,297	8,692	67,129	104,584	371,613	234,509
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	650	650	4,879	6,704
Transfers between variable and fixed accounts, net	71,857	76,311	22,947	(82,712)	(268,206)	1,679,779
Contract benefits and terminations	(845)	(1,070)	(99,361)	(37,488)	(405,403)	(98,506)
Contract charges and deductions	(228)	(80)	(2,449)	(2,305)	(3,593)	(3,368)
Other	(7)	(2)	—	2	49	(36)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	70,777	75,159	(78,213)	(121,853)	(672,274)	1,584,573
NET INCREASE (DECREASE) IN NET ASSETS	82,074	83,851	(11,084)	(17,269)	(300,661)	1,819,082
NET ASSETS
Beginning of Year or Period	83,851	—	972,597	989,866	2,596,536	777,454
End of Year or Period	$165,925	$83,851	$961,513	$972,597	$2,295,875	$2,596,536

(1) Operations commenced or resumed during 2017 (See Financial Highlights for commencement date of operations).

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Templeton		Ivy VIP		Ivy VIP
	Global Bond VIP Class 2		Asset Strategy		Energy
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(9,581)	$(8,583)	$77	$(131)	$(1,374)	$(1,446)
Realized gain (loss) on investments	(14,818)	(31,392)	(18)	(3,157)	(43,153)	392
Change in net unrealized appreciation (depreciation) on investments	26,890	48,246	3,179	2,715	(6,028)	44,396
Net Increase (Decrease) in Net Assets Resulting from Operations	2,491	8,271	3,238	(573)	(50,555)	43,342
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	101	100	20	9
Transfers between variable and fixed accounts, net	83,908	(64,420)	—	865	157,770	110,163
Contract benefits and terminations	(44,458)	(28,903)	—	—	(50,669)	(20,004)
Contract charges and deductions	(2,155)	(1,928)	(32)	(29)	(516)	(241)
Other	(1)	—	(1)	(1)	(9)	(1,473)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	37,294	(95,251)	68	935	106,596	88,454
NET INCREASE (DECREASE) IN NET ASSETS	39,785	(86,980)	3,306	362	56,041	131,796
NET ASSETS
Beginning of Year	664,923	751,903	19,230	18,868	218,141	86,345
End of Year	$704,708	$664,923	$22,536	$19,230	$274,182	$218,141

	Janus Henderson		Janus Henderson		JPMorgan Insurance Trust
	Balanced Service Shares		Flexible Bond Service Shares		Global Allocation Class 2 (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$3,305	$17,303	$1,738	$(1,148)	$(86)	$286
Realized gain (loss) on investments	19,380	22,266	(26)	9,833	1,014	(8)
Change in net unrealized appreciation (depreciation) on investments	365,928	25,082	88	916	378	517
Net Increase (Decrease) in Net Assets Resulting from Operations	388,613	64,651	1,800	9,601	1,306	795
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	32,480	8,013	—	—	—	—
Transfers between variable and fixed accounts, net	66,486	(315,743)	31,957	(36,089)	—	—
Contract benefits and terminations	(249,890)	(144,115)	(1,025)	(18,433)	(19,659)	—
Contract charges and deductions	(8,709)	(9,180)	(174)	(472)	(12)	(29)
Other	23	32	(3)	(15)	1	—
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(159,610)	(460,993)	30,755	(55,009)	(19,670)	(29)
NET INCREASE (DECREASE) IN NET ASSETS	229,003	(396,342)	32,555	(45,408)	(18,364)	766
NET ASSETS
Beginning of Year or Period	2,450,050	2,846,392	90,374	135,782	18,364	17,598
End of Year or Period	$2,679,053	$2,450,050	$122,929	$90,374	$—	$18,364

(1) All units were fully redeemed or transferred prior to December 31, 2017 (See Financial Highlights for date of full redemption).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year/Period Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	JPMorgan Insurance Trust		ClearBridge Variable		Lord Abbett
	Income Builder Class 2 (1)		Aggressive Growth - Class II (2)		Bond Debenture Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(86)	$73	$(58)	$(23)	$16,489	$12,527
Realized gain (loss) on investments	634	(75)	400	287	13,435	(25,840)
Change in net unrealized appreciation (depreciation) on investments	261	1,807	455	17	201	77,426
Net Increase (Decrease) in Net Assets Resulting from Operations	809	1,805	797	281	30,125	64,113
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	—	861	525
Transfers between variable and fixed accounts, net	—	(23,927)	(39)	5,219	80,407	(166,888)
Contract benefits and terminations	(19,378)	(1,516)	—	—	(16,270)	(47,426)
Contract charges and deductions	(12)	(62)	(14)	(6)	(697)	(904)
Other	3	(1)	(1)	(2)	(5)	13
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(19,387)	(25,506)	(54)	5,211	64,296	(214,680)
NET INCREASE (DECREASE) IN NET ASSETS	(18,578)	(23,701)	743	5,492	94,421	(150,567)
NET ASSETS
Beginning of Year or Period	18,578	42,279	5,492	—	434,966	585,533
End of Year or Period	$—	$18,578	$6,235	$5,492	$529,387	$434,966

	Lord Abbett		Lord Abbett		MFS Total Return Series -
	International Equity Class VC		Total Return Class VC		Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$200	$(454)	$6,237	$1,161	$6,083	$11,744
Realized gain (loss) on investments	3	(24,012)	(517)	3,682	19,012	19,936
Change in net unrealized appreciation (depreciation) on investments	6,165	16,054	2,867	5,629	45,555	10,633
Net Increase (Decrease) in Net Assets Resulting from Operations	6,368	(8,412)	8,587	10,472	70,650	42,313
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	1,470	—	325	17,355
Transfers between variable and fixed accounts, net	(1,645)	(95,938)	169,332	204,502	633	227,732
Contract benefits and terminations	—	(57,554)	(44,964)	(23,575)	(31,396)	(53,324)
Contract charges and deductions	(55)	(153)	(648)	(1,004)	(2,762)	(2,268)
Other	(1)	5	(5)	30	(6)	(9)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(1,701)	(153,640)	125,185	179,953	(33,206)	189,486
NET INCREASE (DECREASE) IN NET ASSETS	4,667	(162,052)	133,772	190,425	37,444	231,799
NET ASSETS
Beginning of Year	26,842	188,894	327,923	137,498	713,187	481,388
End of Year	$31,509	$26,842	$461,695	$327,923	$750,631	$713,187

(1) All units were fully redeemed or transferred prior to December 31, 2017 (See Financial Highlights for date of full redemption).

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year/Period Ended	Year/Period Ended	Year/Period Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	MFS Utilities Series -		Neuberger Berman U.S. Equity Index		Oppenheimer Global Fund/VA
	Service Class		PutWrite Strategy Class S (1)		Service Shares (2)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,641	$19,350	$(7)	$(58)	$(1,633)	$(109)
Realized gain (loss) on investments	1,763	(21,020)	194	21	8,643	1,264
Change in net unrealized appreciation (depreciation) on investments	17,762	63,233	(115)	115	106,876	366
Net Increase (Decrease) in Net Assets Resulting from Operations	26,166	61,563	72	78	113,886	1,521
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	1,318	210	—	—	861	—
Transfers between variable and fixed accounts, net	21,415	(146,909)	(4,966)	5,341	454,931	35,879
Contract benefits and terminations	(18,801)	(24,574)	—	(519)	(118,434)	—
Contract charges and deductions	(376)	(783)	(1)	(7)	(719)	(55)
Other	4	37	1	1	(16)	—
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	3,560	(172,019)	(4,966)	4,816	336,623	35,824
NET INCREASE (DECREASE) IN NET ASSETS	29,726	(110,456)	(4,894)	4,894	450,509	37,345
NET ASSETS
Beginning of Year or Period	169,209	279,665	4,894	—	37,345	—
End of Year or Period	$198,935	$169,209	$—	$4,894	$487,854	$37,345

	Oppenheimer International		PIMCO All Asset All		PIMCO CommodityRealReturn
	Growth Fund/VA Service Shares (2)		Authority - Advisor Class		Strategy - Advisor Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(42)	$(15)	$5,593	$2,039	$261	$(987)
Realized gain (loss) on investments	971	328	(79)	(6,805)	(476)	(6,126)
Change in net unrealized appreciation (depreciation) on investments	3,675	(1,050)	7,599	16,526	(160)	4,024
Net Increase (Decrease) in Net Assets Resulting from Operations	4,604	(737)	13,113	11,760	(375)	(3,089)
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	—	23	—	22
Transfers between variable and fixed accounts, net	731	15,211	14,863	52,388	6,508	92,987
Contract benefits and terminations	(152)	—	(140)	(27)	(10,196)	(89,046)
Contract charges and deductions	(30)	(21)	(240)	(238)	(79)	(261)
Other	(1)	(2)	(3)	(3)	35	1
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	548	15,188	14,480	52,143	(3,732)	3,703
NET INCREASE (DECREASE) IN NET ASSETS	5,152	14,451	27,593	63,903	(4,107)	614
NET ASSETS
Beginning of Year or Period	14,451	—	135,395	71,492	12,812	12,198
End of Year or Period	$19,603	$14,451	$162,988	$135,395	$8,705	$12,812

(1) Operations commenced or resumed during 2016 and all units were fully redeemed or transferred prior to December 31, 2017 (See Financial Highlights for commencement date of operations and date of full redemption).

(2) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016
	State Street		VanEck VIP
	Total Return V.I.S. Class 3		Global Hard Assets Class S
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,783	$(1,893)	$(6,106)	$(5,065)
Realized gain (loss) on investments	20,684	78,047	242	(10,820)
Change in net unrealized appreciation (depreciation) on investments	32,031	(46,676)	(32,464)	99,382
Net Increase (Decrease) in Net Assets Resulting from Operations	54,498	29,478	(38,328)	83,497
INCREASE (DECREASE) IN NET ASSETS FROM CONTRACT OWNER TRANSACTIONS
Payments received from contract owners	—	—	4,891	4,660
Transfers between variable and fixed accounts, net	(2,100)	(104,416)	(241,820)	675,401
Contract benefits and terminations	(39,306)	(328,603)	(84,561)	(49,645)
Contract charges and deductions	(1,630)	(3,978)	(827)	(720)
Other	(8)	10	8	(397)
Net Increase (Decrease) in Net Assets Derived from Contract Owner Transactions	(43,044)	(436,987)	(322,309)	629,299
NET INCREASE (DECREASE) IN NET ASSETS	11,454	(407,509)	(360,637)	712,796
NET ASSETS
Beginning of Year	401,298	808,807	756,227	43,431
End of Year	$412,752	$401,298	$395,590	$756,227

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period			Investment
Variable Accounts		Units	Net	Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
Core Income
2017	$10.39	28,490	$295,892	0.00%	1.25%	3.70%
01/08/2016 - 12/31/2016	10.01	1,558	15,599	0.00%	1.25%	3.60%
Diversified Bond
2017	$14.54	130,952	$1,903,614	0.00%	1.25%	5.56%
2016	13.77	161,898	2,229,594	0.00%	1.25%	3.74%
2015	13.27	173,367	2,301,447	0.00%	1.25%	(0.20)%
2014	13.30	157,416	2,093,965	0.00%	1.25%	6.36%
2013	12.51	156,958	1,963,073	0.00%	1.25%	(2.38)%
Floating Rate Income
2017	$10.98	47,021	$516,497	0.00%	1.25%	2.48%
2016	10.72	51,091	547,644	0.00%	1.25%	7.04%
2015	10.01	108,035	1,081,881	0.00%	1.25%	(0.39)%
2014	10.05	68,287	686,500	0.00%	1.25%	(0.84)%
06/26/2013 - 12/31/2013	10.14	45,171	457,956	0.00%	1.25%	2.67%
Floating Rate Loan
2017	$10.67	121,708	$1,298,633	0.00%	1.25%	2.64%
2016	10.40	141,316	1,469,075	0.00%	1.25%	8.29%
2015	9.60	181,038	1,737,953	0.00%	1.25%	(2.24)%
2014	9.82	235,059	2,308,336	0.00%	1.25%	(0.41)%
2013	9.86	293,722	2,896,435	0.00%	1.25%	3.23%
High Yield Bond
2017	$49.76	364,961	$18,161,123	0.00%	1.25%	6.42%
2016	46.76	398,486	18,633,967	0.00%	1.25%	13.94%
2015	41.04	443,664	18,208,846	0.00%	1.25%	(5.82)%
2014	43.58	521,581	22,730,346	0.00%	1.25%	(0.87)%
2013	43.96	632,839	27,821,994	0.00%	1.25%	5.91%
Inflation Managed
2017	$37.64	417,849	$15,729,125	0.00%	1.25%	2.40%
2016	36.76	449,051	16,507,897	0.00%	1.25%	3.82%
2015	35.41	489,114	17,319,607	0.00%	1.25%	(4.26)%
2014	36.99	572,343	21,169,306	0.00%	1.25%	1.83%
2013	36.32	656,381	23,841,361	0.00%	1.25%	(10.05)%
Inflation Strategy
2017	$9.89	17,491	$172,914	0.00%	1.25%	1.87%
2016	9.70	17,883	173,545	0.00%	1.25%	0.60%
2015	9.65	22,274	214,873	0.00%	1.25%	(4.41)%
2014	10.09	26,990	272,380	0.00%	1.25%	1.06%
2013	9.99	24,394	243,603	0.00%	1.25%	(10.59)%
Managed Bond
2017	$42.97	966,086	$41,515,033	0.00%	1.25%	3.42%
2016	41.55	1,039,492	43,191,656	0.00%	1.25%	1.60%
2015	40.90	1,220,031	49,895,517	0.00%	1.25%	(0.69)%
2014	41.18	1,377,752	56,735,458	0.00%	1.25%	3.14%
2013	39.93	1,551,193	61,935,745	0.00%	1.25%	(3.42)%
Short Duration Bond
2017	$10.91	343,181	$3,742,661	0.00%	1.25%	0.00%
2016	10.91	342,213	3,732,073	0.00%	1.25%	0.43%
2015	10.86	344,679	3,742,881	0.00%	1.25%	(0.93)%
2014	10.96	369,395	4,049,002	0.00%	1.25%	(0.58)%
2013	11.03	443,908	4,894,225	0.00%	1.25%	(0.85)%
Emerging Markets Debt
2017	$11.73	37,470	$439,449	0.00%	1.25%	11.69%
2016	10.50	17,326	181,928	0.00%	1.25%	15.57%
2015	9.09	15,751	143,108	0.00%	1.25%	(5.61)%
2014	9.63	24,695	237,699	0.00%	1.25%	(5.02)%
2013	10.13	23,222	235,337	0.00%	1.25%	(7.60)%

See Notes to Financial Statements	See explanation of references on page H-40

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year			Investment
Variable Accounts		Units	Net	Income	Expense	Total
For Each Year	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
Comstock
2017	$21.02	212,045	$4,456,807	0.00%	1.25%	16.31%
2016	18.07	250,952	4,535,091	0.00%	1.25%	16.04%
2015	15.57	272,703	4,246,865	0.00%	1.25%	(7.22)%
2014	16.78	325,692	5,466,564	0.00%	1.25%	7.80%
2013	15.57	503,064	7,832,487	0.00%	1.25%	33.90%
Developing Growth
2017	$19.89	344,362	$6,850,379	0.00%	1.25%	28.60%
2016	15.47	384,286	5,944,341	0.00%	1.25%	(3.67)%
2015	16.06	417,909	6,710,580	0.00%	1.25%	(9.49)%
2014	17.74	440,758	7,819,672	0.00%	1.25%	(0.88)%
2013	17.90	539,359	9,653,582	0.00%	1.25%	32.21%
Dividend Growth
2017	$23.85	408,276	$9,736,836	0.00%	1.25%	17.60%
2016	20.28	457,499	9,278,224	0.00%	1.25%	10.08%
2015	18.42	433,597	7,988,181	0.00%	1.25%	0.82%
2014	18.27	489,775	8,949,414	0.00%	1.25%	10.71%
2013	16.50	548,398	9,051,055	0.00%	1.25%	28.50%
Equity Index
2017	$82.80	742,211	$61,451,820	0.00%	1.25%	19.98%
2016	69.01	833,955	57,550,978	0.00%	1.25%	10.23%
2015	62.61	913,949	57,219,477	0.00%	1.25%	(0.12)%
2014	62.68	1,047,351	65,647,435	0.00%	1.25%	11.98%
2013	55.98	1,129,437	63,221,550	0.00%	1.25%	30.28%
Focused Growth
2017	$26.16	241,645	$6,321,711	0.00%	1.25%	27.90%
2016	20.45	220,840	4,517,262	0.00%	1.25%	1.08%
2015	20.24	310,476	6,282,999	0.00%	1.25%	8.73%
2014	18.61	240,919	4,484,114	0.00%	1.25%	8.71%
2013	17.12	290,357	4,971,352	0.00%	1.25%	31.86%
Growth
2017	$78.85	833,556	$65,726,957	0.00%	1.25%	30.01%
2016	60.65	923,656	56,018,509	0.00%	1.25%	0.95%
2015	60.08	1,060,806	63,733,190	0.00%	1.25%	6.13%
2014	56.61	1,147,607	64,967,162	0.00%	1.25%	7.52%
2013	52.65	1,300,050	68,447,076	0.00%	1.25%	32.54%
Large-Cap Growth
2017	$15.59	301,397	$4,698,650	0.00%	1.25%	32.04%
2016	11.81	274,082	3,236,109	0.00%	1.25%	(0.74)%
2015	11.89	446,594	5,312,213	0.00%	1.25%	4.77%
2014	11.35	361,377	4,102,832	0.00%	1.25%	7.08%
2013	10.60	398,220	4,222,062	0.00%	1.25%	35.77%
Large-Cap Value
2017	$27.55	480,234	$13,230,827	0.00%	1.25%	12.54%
2016	24.48	515,442	12,618,870	0.00%	1.25%	11.47%
2015	21.96	592,567	13,014,398	0.00%	1.25%	(4.19)%
2014	22.92	682,216	15,638,752	0.00%	1.25%	10.12%
2013	20.82	828,977	17,257,377	0.00%	1.25%	30.61%
Long/Short Large-Cap
2017	$19.43	90,757	$1,763,482	0.00%	1.25%	20.29%
2016	16.15	99,855	1,612,948	0.00%	1.25%	7.83%
2015	14.98	109,493	1,640,194	0.00%	1.25%	(4.03)%
2014	15.61	191,810	2,994,010	0.00%	1.25%	14.09%
2013	13.68	122,492	1,675,887	0.00%	1.25%	33.45%
Main Street Core
2017	$69.20	981,208	$67,901,041	0.00%	1.25%	15.63%
2016	59.85	1,108,217	66,321,939	0.00%	1.25%	10.44%
2015	54.19	1,266,188	68,612,342	0.00%	1.25%	2.07%
2014	53.09	1,437,303	76,304,562	0.00%	1.25%	9.44%
2013	48.51	1,599,031	77,568,849	0.00%	1.25%	30.13%

See Notes to Financial Statements	See explanation of references on page H-40

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Investment
Variable Accounts		Units	Net	Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
Mid-Cap Equity
2017	$45.07	315,982	$14,240,911	0.00%	1.25%	22.73%
2016	36.72	349,470	12,832,872	0.00%	1.25%	16.96%
2015	31.40	410,735	12,895,684	0.00%	1.25%	0.30%
2014	31.30	455,022	14,242,838	0.00%	1.25%	2.93%
2013	30.41	557,139	16,942,520	0.00%	1.25%	34.52%
Mid-Cap Growth
2017	$17.45	404,330	$7,055,844	0.00%	1.25%	25.91%
2016	13.86	457,637	6,342,565	0.00%	1.25%	4.96%
2015	13.20	477,763	6,308,854	0.00%	1.25%	(6.90)%
2014	14.18	529,256	7,506,759	0.00%	1.25%	7.15%
2013	13.24	619,568	8,201,651	0.00%	1.25%	31.44%
Mid-Cap Value
2017	$29.40	59,817	$1,758,338	0.00%	1.25%	14.03%
2016	25.78	63,923	1,647,779	0.00%	1.25%	13.86%
2015	22.64	61,047	1,382,103	0.00%	1.25%	(1.61)%
2014	23.01	76,776	1,766,657	0.00%	1.25%	5.17%
2013	21.88	160,813	3,518,436	0.00%	1.25%	32.23%
Small-Cap Equity
2017	$28.87	75,007	$2,165,218	0.00%	1.25%	7.37%
2016	26.88	75,616	2,032,902	0.00%	1.25%	28.81%
2015	20.87	59,581	1,243,574	0.00%	1.25%	(9.03)%
2014	22.94	71,786	1,646,961	0.00%	1.25%	0.45%
2013	22.84	95,166	2,173,653	0.00%	1.25%	33.77%
Small-Cap Index
2017	$33.36	327,595	$10,928,215	0.00%	1.25%	12.65%
2016	29.61	362,113	10,723,107	0.00%	1.25%	19.17%
2015	24.85	408,472	10,150,141	0.00%	1.25%	(6.11)%
2014	26.47	459,619	12,163,973	0.00%	1.25%	3.09%
2013	25.67	606,957	15,581,681	0.00%	1.25%	36.56%
Small-Cap Value
2017	$45.24	123,419	$5,583,558	0.00%	1.25%	7.31%
2016	42.16	152,064	6,411,015	0.00%	1.25%	27.99%
2015	32.94	154,257	5,081,120	0.00%	1.25%	(5.52)%
2014	34.87	180,447	6,291,372	0.00%	1.25%	4.33%
2013	33.42	212,234	7,092,570	0.00%	1.25%	30.84%
Value Advantage
2017	$15.96	6,821	$108,896	0.00%	1.25%	12.90%
2016	14.14	20,255	286,398	0.00%	1.25%	15.04%
2015	12.29	7,634	93,828	0.00%	1.25%	(5.88)%
2014	13.06	109,082	1,424,394	0.00%	1.25%	12.73%
08/15/2013 - 12/31/2013	11.58	12,290	142,365	0.00%	1.25%	10.00%
Emerging Markets
2017	$38.35	340,740	$13,066,741	0.00%	1.25%	32.85%
2016	28.87	360,709	10,412,053	0.00%	1.25%	5.14%
2015	27.45	402,322	11,045,013	0.00%	1.25%	(15.11)%
2014	32.34	442,233	14,302,345	0.00%	1.25%	(6.18)%
2013	34.47	487,635	16,808,772	0.00%	1.25%	7.40%
International Large-Cap
2017	$15.30	586,661	$8,976,567	0.00%	1.25%	25.93%
2016	12.15	638,997	7,764,069	0.00%	1.25%	(1.31)%
2015	12.31	748,962	9,221,399	0.00%	1.25%	(1.67)%
2014	12.52	830,548	10,399,977	0.00%	1.25%	(6.20)%
2013	13.35	948,003	12,655,757	0.00%	1.25%	16.95%
International Small-Cap
2017	$14.96	58,278	$871,669	0.00%	1.25%	30.28%
2016	11.48	67,915	779,700	0.00%	1.25%	2.14%
2015	11.24	89,462	1,005,532	0.00%	1.25%	5.10%
2014	10.69	85,088	909,918	0.00%	1.25%	(3.63)%
2013	11.10	96,535	1,071,213	0.00%	1.25%	26.50%

See Notes to Financial Statements	See explanation of references on page H-40

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Investment
Variable Accounts		Units	Net	Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
International Value
2017	$19.86	1,304,585	$25,903,934	0.00%	1.25%	20.07%
2016	16.54	1,450,436	23,986,625	0.00%	1.25%	1.70%
2015	16.26	1,594,106	25,921,922	0.00%	1.25%	(3.85)%
2014	16.91	1,711,612	28,945,758	0.00%	1.25%	(11.66)%
2013	19.14	1,876,566	35,922,529	0.00%	1.25%	20.17%
Health Sciences
2017	$45.10	168,785	$7,612,607	0.00%	1.25%	22.43%
2016	36.84	201,760	7,432,583	0.00%	1.25%	(7.14)%
2015	39.67	293,358	11,637,487	0.00%	1.25%	8.23%
2014	36.65	380,104	13,932,340	0.00%	1.25%	22.99%
2013	29.80	403,193	12,016,391	0.00%	1.25%	54.55%
Real Estate
2017	$54.83	127,234	$6,976,740	0.00%	1.25%	1.96%
2016	53.78	150,876	8,114,282	0.00%	1.25%	5.27%
2015	51.09	168,142	8,590,083	0.00%	1.25%	0.26%
2014	50.96	216,248	11,019,114	0.00%	1.25%	28.97%
2013	39.51	185,476	7,328,122	0.00%	1.25%	0.45%
Technology
2017	$9.58	250,137	$2,395,847	0.00%	1.25%	37.07%
2016	6.99	176,262	1,231,724	0.00%	1.25%	(7.77)%
2015	7.58	240,896	1,825,160	0.00%	1.25%	(4.25)%
2014	7.91	234,735	1,857,388	0.00%	1.25%	8.49%
2013	7.29	244,057	1,780,061	0.00%	1.25%	20.98%
Currency Strategies
2017	$10.20	2,498	$25,475	0.00%	1.25%	(4.78)%
2016	10.71	2,924	31,319	0.00%	1.25%	3.58%
2015	10.34	3,901	40,330	0.00%	1.25%	0.17%
2014	10.32	4,185	43,202	0.00%	1.25%	2.24%
2013	10.10	4,847	48,932	0.00%	1.25%	2.43%
Diversified Alternatives (4)
03/15/2017 - 12/31/2017	$11.05	16,566	$183,105	0.00%	1.25%	3.31%
Equity Long/Short
2017	$14.64	22,110	$323,644	0.00%	1.25%	15.73%
2016	12.65	51,596	652,590	0.00%	1.25%	9.90%
06/10/2015 - 12/31/2015	11.51	20,983	241,482	0.00%	1.25%	13.87%
Global Absolute Return
2017	$11.20	7,607	$85,167	0.00%	1.25%	5.04%
2016	10.66	3,300	35,179	0.00%	1.25%	3.35%
2015	10.31	10,533	108,628	0.00%	1.25%	1.41%
2014	10.17	10,250	104,247	0.00%	1.25%	4.71%
2013	9.71	11,926	115,833	0.00%	1.25%	(2.38)%
Pacific Dynamix - Conservative Growth
2017	$17.07	76,819	$1,311,378	0.00%	1.25%	8.58%
2016	15.72	100,664	1,582,674	0.00%	1.25%	5.51%
2015	14.90	109,467	1,631,140	0.00%	1.25%	(2.33)%
2014	15.26	71,259	1,087,098	0.00%	1.25%	4.19%
2013	14.64	49,082	718,659	0.00%	1.25%	8.03%
Pacific Dynamix - Moderate Growth
2017	$19.82	263,634	$5,224,280	0.00%	1.25%	12.38%
2016	17.63	266,819	4,704,990	0.00%	1.25%	7.11%
2015	16.46	251,132	4,134,550	0.00%	1.25%	(3.07)%
2014	16.99	247,534	4,204,416	0.00%	1.25%	4.22%
2013	16.30	240,931	3,926,412	0.00%	1.25%	13.52%
Pacific Dynamix - Growth
2017	$22.85	190,155	$4,344,495	0.00%	1.25%	16.06%
2016	19.69	196,030	3,858,855	0.00%	1.25%	8.81%
2015	18.09	200,191	3,621,772	0.00%	1.25%	(3.66)%
2014	18.78	201,407	3,782,131	0.00%	1.25%	4.12%
2013	18.04	192,266	3,467,603	0.00%	1.25%	19.48%

See Notes to Financial Statements	See explanation of references on page H-40

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Investment
Variable Accounts		Units	Net	Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
Portfolio Optimization Conservative
2017	$12.20	2,693,642	$32,854,562	0.00%	1.25%	6.04%
2016	11.50	2,930,719	33,708,828	0.00%	1.25%	4.52%
2015	11.00	3,094,955	34,058,934	0.00%	1.25%	(1.27)%
2014	11.15	3,589,424	40,010,362	0.00%	1.25%	2.11%
2013	10.92	4,094,974	44,703,464	0.00%	1.25%	1.76%
Portfolio Optimization Moderate-Conservative
2017	$13.18	3,142,316	$41,409,343	0.00%	1.25%	9.42%
2016	12.04	3,434,999	41,370,100	0.00%	1.25%	5.46%
2015	11.42	4,150,501	47,398,569	0.00%	1.25%	(1.64)%
2014	11.61	4,742,723	55,067,454	0.00%	1.25%	2.74%
2013	11.30	5,489,534	62,039,793	0.00%	1.25%	6.82%
Portfolio Optimization Moderate
2017	$14.05	10,559,569	$148,337,370	0.00%	1.25%	11.82%
2016	12.56	11,828,173	148,600,265	0.00%	1.25%	6.75%
2015	11.77	13,013,632	153,162,474	0.00%	1.25%	(1.60)%
2014	11.96	14,600,136	174,627,395	0.00%	1.25%	3.32%
2013	11.58	15,775,486	182,621,680	0.00%	1.25%	11.34%
Portfolio Optimization Growth
2017	$14.94	6,911,803	$103,262,914	0.00%	1.25%	14.94%
2016	13.00	7,554,021	98,186,152	0.00%	1.25%	7.46%
2015	12.10	8,565,609	103,603,036	0.00%	1.25%	(1.57)%
2014	12.29	9,525,267	117,046,652	0.00%	1.25%	3.78%
2013	11.84	10,431,350	123,512,794	0.00%	1.25%	16.00%
Portfolio Optimization Aggressive-Growth
2017	$15.35	2,922,766	$44,874,156	0.00%	1.25%	17.13%
2016	13.11	3,145,475	41,231,716	0.00%	1.25%	7.97%
2015	12.14	3,667,578	44,525,040	0.00%	1.25%	(2.14)%
2014	12.41	3,782,227	46,922,368	0.00%	1.25%	3.98%
2013	11.93	4,112,410	49,065,556	0.00%	1.25%	19.36%
PSF DFA Balanced Allocation
2017	$11.66	66,946	$780,821	0.00%	1.25%	11.58%
06/06/2016 - 12/31/2016	10.45	52,173	545,373	0.00%	1.25%	3.47%
Invesco V.I. Balanced-Risk Allocation Series II
2017	$19.19	68,310	$1,311,108	3.48%	1.25%	8.47%
2016	17.69	87,394	1,546,395	0.21%	1.25%	10.13%
2015	16.07	82,706	1,328,793	3.88%	1.25%	(5.59)%
2014	17.02	107,036	1,821,470	0.00%	1.25%	4.40%
2013	16.30	201,455	3,283,831	1.11%	1.25%	0.16%
Invesco V.I. Equity and Income Series II
2017	$12.58	14,458	$181,929	0.36%	1.25%	9.41%
2016	11.50	150,666	1,732,903	0.78%	1.25%	13.41%
2015	10.14	20,251	205,373	3.04%	1.25%	(3.80)%
09/24/2014 - 12/31/2014	10.54	5,497	57,942	0.38%	1.25%	0.68%
Invesco V.I. Global Real Estate Series II
2017	$10.49	12,506	$131,189	3.30%	1.25%	11.33%
2016	9.42	7,136	67,235	2.29%	1.25%	0.56%
07/24/2015 - 12/31/2015	9.37	2,730	25,583	11.50%	1.25%	(1.93)%
American Century VP Mid Cap Value Class II
2017	$18.71	86,508	$1,618,950	1.29%	1.25%	10.09%
2016	17.00	208,788	3,549,343	1.62%	1.25%	21.20%
2015	14.03	58,484	820,323	1.75%	1.25%	(2.80)%
2014	14.43	159,093	2,295,861	1.00%	1.25%	14.79%
03/12/2013 - 12/31/2013	12.57	28,554	358,957	1.39%	1.25%	17.27%
American Funds IS Asset Allocation Class 4
2017	$12.13	1,148,551	$13,928,924	1.33%	1.25%	14.47%
2016	10.59	1,179,037	12,490,870	1.42%	1.25%	7.81%
10/30/2015 - 12/31/2015	9.83	1,142,318	11,225,010	8.97%	1.25%	(1.73)%
American Funds IS Blue Chip Income and Growth Class 4
2017	$13.17	85,917	$1,131,431	1.35%	1.25%	15.26%
01/14/2016 - 12/31/2016	11.43	189,257	2,162,410	3.39%	1.25%	24.22%

See Notes to Financial Statements	See explanation of references on page H-40

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Investment
Variable Accounts		Units	Net	Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
American Funds IS Bond Class 4
2017	$10.25	1,033	$10,585	1.19%	1.25%	2.01%
02/16/2016 - 12/31/2016	10.05	321	3,228	0.14%	1.25%	0.46%
American Funds IS Capital Income Builder Class 4
2017	$10.94	19,036	$208,336	2.55%	1.25%	11.25%
2016	9.84	16,675	164,036	3.43%	1.25%	2.50%
2015	9.60	6,220	59,698	3.24%	1.25%	(3.01)%
09/24/2014 - 12/31/2014	9.90	496	4,911	2.06%	1.25%	(1.74)%
American Funds IS Global Balanced Class 4
2017	$11.91	112,169	$1,335,795	1.89%	1.25%	17.90%
02/16/2016 - 12/31/2016	10.10	14,771	149,201	1.91%	1.25%	7.72%
American Funds IS Global Bond Class 4
2017	$10.44	3,033	$31,661	0.35%	1.25%	5.31%
02/16/2016 - 12/31/2016	9.91	13,308	131,907	0.73%	1.25%	(0.24)%
American Funds IS Global Growth and Income Class 4
2017	$12.85	5,817	$74,754	3.41%	1.25%	24.27%
02/16/2016 - 12/31/2016	10.34	5,211	53,883	3.30%	1.25%	13.77%
11/02/2015 - 11/09/2015	9.95	—	—	0.00%	1.25%	(1.43)%
American Funds IS Global Growth Class 4
2017	$14.43	70,913	$1,023,269	0.79%	1.25%	29.49%
2016	11.14	33,945	378,264	0.58%	1.25%	(0.87)%
2015	11.24	128,113	1,440,213	2.15%	1.25%	5.36%
2014	10.67	4,646	49,569	1.58%	1.25%	0.75%
11/18/2013 - 12/31/2013	10.59	897	9,503	9.01%	1.25%	4.47%
American Funds IS Global Small Capitalization Class 4
2017	$12.31	2,176	$26,774	0.33%	1.25%	24.07%
2016	9.92	689	6,830	0.21%	1.25%	0.59%
11/03/2015 - 12/31/2015	9.86	680	6,704	0.00%	1.25%	(3.52)%
American Funds IS Growth Class 4
2017	$13.52	552,413	$7,469,472	0.44%	1.25%	26.40%
2016	10.70	556,297	5,950,960	0.55%	1.25%	7.86%
10/30/2015 - 12/31/2015	9.92	707,304	7,014,684	4.09%	1.25%	(0.83)%
American Funds IS Growth-Income Class 4
2017	$12.98	643,594	$8,356,974	1.24%	1.25%	20.56%
2016	10.77	720,992	7,765,145	1.27%	1.25%	9.88%
10/30/2015 - 12/31/2015	9.80	793,158	7,774,438	7.53%	1.25%	(1.98)%
American Funds IS High-Income Bond Class 4
2017	$11.55	29,378	$339,330	5.80%	1.25%	5.31%
02/16/2016 - 12/31/2016	10.97	28,814	316,033	8.89%	1.25%	20.74%
American Funds IS International Class 4
2017	$11.95	30,639	$366,010	1.10%	1.25%	30.26%
2016	9.17	5,610	51,445	0.74%	1.25%	1.94%
2015	9.00	13,923	125,262	1.30%	1.25%	(5.93)%
05/02/2014 - 12/31/2014	9.56	1,178	11,270	2.26%	1.25%	(4.49)%
American Funds IS International Growth and Income Class 4
2017	$11.21	105,703	$1,184,720	2.33%	1.25%	23.18%
2016	9.10	80,717	734,457	3.08%	1.25%	(0.07)%
2015	9.11	45,687	416,023	2.06%	1.25%	(6.99)%
2014	9.79	37,039	362,621	4.80%	1.25%	(4.59)%
11/18/2013 - 12/31/2013	10.26	2,541	26,075	See Note (5)	1.25%	2.15%
American Funds IS Managed Risk Asset Allocation Class P2
2017	$12.27	4,603	$56,501	0.69%	1.25%	13.38%
2016	10.83	11	121	0.04%	1.25%	5.95%
04/22/2015 - 12/31/2015	10.22	11	114	0.44%	1.25%	(3.96)%
05/15/2014 - 10/15/2014	10.01	—	—	0.02%	1.25%	(1.85)%

See Notes to Financial Statements	See explanation of references on page H-40

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Investment
Variable Accounts		Units	Net	Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
American Funds IS New World Fund Class 4
2017	$11.64	48,074	$559,449	0.84%	1.25%	27.46%
2016	9.13	36,828	336,244	0.74%	1.25%	3.74%
2015	8.80	28,980	255,050	0.60%	1.25%	(4.57)%
2014	9.22	10,501	96,843	1.59%	1.25%	(9.27)%
11/01/2013 - 12/31/2013	10.17	119	1,213	7.57%	1.25%	1.65%
American Funds IS U.S. Government/AAA-Rated Securities Fund Class 4
2017	$10.18	44,132	$449,100	0.97%	1.25%	0.02%
2016	10.17	91,766	933,628	0.69%	1.25%	(0.26)%
2015	10.20	97,396	993,481	2.68%	1.25%	0.03%
2014	10.20	38,148	389,017	3.42%	1.25%	3.45%
12/31/2013 - 12/31/2013	9.86	4,053	39,947	0.00%	1.25%	0.00%
BlackRock Global Allocation V.I. Class III
2017	$13.55	814,151	$11,032,072	1.26%	1.25%	12.30%
2016	12.07	903,707	10,904,398	1.03%	1.25%	2.52%
2015	11.77	1,293,343	15,222,396	1.01%	1.25%	(2.23)%
2014	12.04	1,478,011	17,792,838	2.16%	1.25%	0.67%
2013	11.96	1,583,145	18,932,388	1.05%	1.25%	12.99%
BlackRock iShares Alternative Strategies V.I. Class I
2017	$11.71	33,354	$390,702	4.35%	1.25%	11.34%
2016	10.52	6,829	71,847	2.45%	1.25%	5.16%
2015	10.00	7,164	71,675	4.64%	1.25%	(2.25)%
07/31/2014 - 12/31/2014	10.24	2,096	21,456	2.90%	1.25%	0.27%
BlackRock iShares Dynamic Allocation V.I. Class I
2017	$11.39	12,160	$138,468	10.25%	1.25%	13.69%
2016	10.02	421	4,221	2.13%	1.25%	5.17%
01/26/2015 - 12/31/2015	9.52	440	4,187	1.91%	1.25%	(5.93)%
BlackRock iShares Dynamic Fixed Income V.I. Class I
2017	$10.27	1,545	$15,871	2.00%	1.25%	2.63%
2016	10.01	7,790	77,971	1.29%	1.25%	2.22%
07/14/2015 - 12/31/2015	9.79	8,247	80,758	4.39%	1.25%	(1.48)%
BlackRock iShares Equity Appreciation V.I. Class I
2017	$11.94	40,407	$482,546	1.53%	1.25%	20.36%
08/08/2016 - 12/31/2016	9.92	24,922	247,274	4.36%	1.25%	2.69%
Fidelity VIP Contrafund Service Class 2
2017	$17.60	112,958	$1,988,287	0.79%	1.25%	20.08%
2016	14.66	75,291	1,103,634	0.48%	1.25%	6.40%
2015	13.78	178,401	2,457,875	0.90%	1.25%	(0.83)%
2014	13.89	99,207	1,378,267	0.58%	1.25%	10.27%
01/04/2013 - 12/31/2013	12.60	112,321	1,415,158	1.51%	1.25%	25.76%
Fidelity VIP FundsManager 60% Service Class 2
2017	$14.67	8,511	$124,841	1.14%	1.25%	15.31%
2016	12.72	6,712	85,377	0.73%	1.25%	3.35%
2015	12.31	21,065	259,259	1.09%	1.25%	(0.98)%
2014	12.43	9,616	119,516	1.16%	1.25%	3.95%
2013	11.96	6,089	72,807	1.23%	1.25%	16.92%
Fidelity VIP Government Money Market Service Class
2017	$9.62	795,795	$7,654,516	0.57%	1.25%	(0.67)%
2016	9.68	868,372	8,409,039	0.10%	1.25%	(1.14)%
2015	9.79	1,210,791	11,859,567	0.01%	1.25%	(1.23)%
04/30/2014 - 12/31/2014	9.92	1,178,555	11,687,860	0.01%	1.25%	(0.83)%
Fidelity VIP Strategic Income Service Class 2
2017	$11.17	24,369	$272,083	3.42%	1.25%	6.21%
2016	10.51	14,875	156,367	1.71%	1.25%	6.68%
2015	9.85	32,243	317,725	3.03%	1.25%	(3.15)%
01/24/2014 - 12/31/2014	10.17	7,291	74,183	1.45%	1.25%	1.54%
First Trust Dorsey Wright Tactical Core Class I (4)
03/15/2017 - 12/31/2017	$11.48	39,841	$457,187	1.31%	1.25%	11.25%

See Notes to Financial Statements	See explanation of references on page H-40

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Investment
Variable Accounts		Units	Net	Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
First Trust/Dow Jones Dividend & Income Allocation Class I
2017	$15.31	86,907	$1,330,650	1.48%	1.25%	12.07%
2016	13.66	50,087	684,296	1.15%	1.25%	10.35%
2015	12.38	14,846	183,805	2.08%	1.25%	(1.15)%
2014	12.53	10,571	132,411	0.72%	1.25%	8.67%
2013	11.53	6,102	70,327	1.09%	1.25%	11.35%
10/03/2012 - 12/31/2012	10.35	2,463	25,494	2.50%	1.25%	(0.04)%
First Trust Multi Income Allocation Class I (4)
09/22/2017 - 12/31/2017	$11.20	3,831	$42,917	6.11%	1.25%	1.23%
Franklin Founding Funds Allocation VIP Class 4
2017	$14.42	89,311	$1,288,297	2.42%	1.25%	10.40%
2016	13.07	100,924	1,318,729	4.02%	1.25%	11.52%
2015	11.72	152,420	1,785,818	2.86%	1.25%	(7.40)%
2014	12.65	191,048	2,417,397	3.31%	1.25%	1.47%
2013	12.47	179,389	2,236,889	10.10%	1.25%	22.14%
Franklin Income VIP Class 2
2017	$10.94	15,174	$165,925	4.71%	1.25%	8.31%
02/08/2016 - 12/31/2016	10.10	8,306	83,851	5.33%	1.25%	19.49%
11/02/2015 - 11/20/2015	9.24	—	—	0.00%	1.25%	(1.81)%
Franklin Mutual Global Discovery VIP Class 2
2017	$14.62	65,754	$961,513	1.70%	1.25%	7.25%
2016	13.63	71,336	972,597	1.66%	1.25%	10.79%
2015	12.31	80,433	989,866	2.67%	1.25%	(4.85)%
2014	12.93	77,210	998,599	2.88%	1.25%	4.40%
02/19/2013 - 12/31/2013	12.39	64,389	797,715	2.47%	1.25%	17.89%
Franklin Rising Dividends VIP Class 2
2017	$17.48	131,360	$2,295,875	1.41%	1.25%	19.07%
2016	14.68	176,886	2,596,536	1.46%	1.25%	14.60%
2015	12.81	60,698	777,454	1.54%	1.25%	(4.84)%
2014	13.46	68,997	928,746	1.91%	1.25%	7.37%
02/14/2013 - 12/31/2013	12.54	60,032	752,589	2.01%	1.25%	19.70%
Templeton Global Bond VIP Class 2
2017	$9.71	72,591	$704,708	0.00%	1.25%	0.66%
2016	9.64	68,947	664,923	0.00%	1.25%	1.66%
2015	9.49	79,263	751,903	7.53%	1.25%	(5.49)%
2014	10.04	100,754	1,011,338	5.53%	1.25%	0.57%
01/22/2013 - 12/31/2013	9.98	75,384	752,403	4.62%	1.25%	(0.33)%
Ivy VIP Asset Strategy
2017	$9.88	2,281	$22,536	1.61%	1.25%	16.81%
2016	8.46	2,274	19,230	0.57%	1.25%	(3.78)%
2015	8.79	2,147	18,868	0.40%	1.25%	(9.49)%
05/15/2014 - 12/31/2014	9.71	3,965	38,499	0.81%	1.25%	(1.96)%
Ivy VIP Energy
2017	$8.00	34,278	$274,182	0.79%	1.25%	(13.73)%
2016	9.27	23,528	218,141	0.10%	1.25%	32.88%
05/01/2015 - 12/31/2015	6.98	12,376	86,345	0.01%	1.25%	(30.23)%
Janus Henderson Balanced Service Shares
2017	$14.88	180,009	$2,679,053	1.38%	1.25%	16.67%
2016	12.76	192,067	2,450,050	1.90%	1.25%	3.03%
2015	12.38	229,901	2,846,392	1.32%	1.25%	(0.84)%
2014	12.49	261,017	3,258,910	1.55%	1.25%	6.89%
04/12/2013 - 12/31/2013	11.68	221,049	2,581,897	1.99%	1.25%	10.41%
Janus Henderson Flexible Bond Service Shares
2017	$10.26	11,979	$122,929	2.85%	1.25%	2.07%
2016	10.05	8,989	90,374	0.83%	1.25%	0.96%
2015	9.96	13,635	135,782	1.23%	1.25%	(1.30)%
10/13/2014 - 12/31/2014	10.09	9,120	92,023	3.93%	1.25%	(0.28)%
JPMorgan Insurance Trust Global Allocation Class 2 (6)
01/01/2017 - 05/10/2017	$10.53	—	$—	0.00%	1.25%	7.12%
2016	9.83	1,867	18,364	2.86%	1.25%	4.52%
11/03/2015 - 12/31/2015	9.41	1,871	17,598	8.69%	1.25%	(3.26)%

See Notes to Financial Statements	See explanation of references on page H-40

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Investment
Variable Accounts		Units	Net	Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
JPMorgan Insurance Trust Income Builder Class 2 (6)
01/01/2017 - 05/10/2017	$10.42	—	$—	0.00%	1.25%	4.37%
2016	9.99	1,860	18,578	1.44%	1.25%	4.89%
10/23/2015 - 12/31/2015	9.52	4,440	42,279	See Note (5)	1.25%	(2.41)%
ClearBridge Variable Aggressive Growth - Class II
2017	$11.26	554	$6,235	0.27%	1.25%	14.55%
03/24/2016 -12/31/2016	9.83	559	5,492	0.61%	1.25%	6.15%
Lord Abbett Bond Debenture Class VC
2017	$12.74	41,565	$529,387	5.27%	1.25%	7.86%
2016	11.81	36,836	434,966	3.59%	1.25%	10.74%
2015	10.66	54,914	585,533	3.44%	1.25%	(2.75)%
2014	10.96	47,924	525,473	5.55%	1.25%	3.05%
02/07/2013 - 12/31/2013	10.64	27,643	294,123	8.81%	1.25%	5.50%
Lord Abbett International Equity Class VC
2017	$10.61	2,970	$31,509	1.92%	1.25%	24.11%
2016	8.55	3,140	26,842	0.76%	1.25%	(2.96)%
2015	8.81	21,443	188,894	1.94%	1.25%	(3.00)%
11/05/2014 - 12/31/2014	9.08	1,301	11,818	6.91%	1.25%	(3.30)%
Lord Abbett Total Return Class VC
2017	$10.54	43,814	$461,695	2.93%	1.25%	2.58%
2016	10.27	31,922	327,923	1.44%	1.25%	2.97%
2015	9.98	13,782	137,498	4.23%	1.25%	(1.89)%
08/13/2014 - 12/31/2014	10.17	17,786	180,853	8.91%	1.25%	0.48%
MFS Total Return Series - Service Class
2017	$15.25	49,219	$750,631	2.11%	1.25%	10.64%
2016	13.78	51,738	713,187	3.14%	1.25%	7.47%
2015	12.83	37,530	481,388	2.47%	1.25%	(1.81)%
2014	13.06	48,253	630,370	1.61%	1.25%	6.89%
2013	12.22	43,969	537,363	1.40%	1.25%	17.26%
MFS Utilities Series - Service Class
2017	$13.55	14,679	$198,935	4.37%	1.25%	13.08%
2016	11.98	14,118	169,209	5.33%	1.25%	9.86%
2015	10.91	25,635	279,665	3.38%	1.25%	(15.82)%
2014	12.96	115,152	1,492,289	2.20%	1.25%	11.07%
02/04/2013 - 12/31/2013	11.67	1,907	22,255	3.66%	1.25%	14.95%
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S (6)
01/01/2017 - 02/08/2017	$9.74	—	$—	0.00%	1.25%	1.48%
01/21/2016 - 12/31/2016	9.60	510	4,894	0.00%	1.25%	1.77%
Oppenheimer Global Fund/VA Service Shares
2017	$12.93	37,738	$487,854	0.86%	1.25%	34.63%
03/16/2016 - 12/31/2016	9.60	3,889	37,345	0.70%	1.25%	6.51%
Oppenheimer International Growth Fund/VA Service Shares
2017	$11.82	1,659	$19,603	1.04%	1.25%	24.88%
03/30/2016 - 12/31/2016	9.46	1,527	14,451	1.10%	1.25%	(4.87)%
PIMCO All Asset All Authority - Advisor Class
2017	$9.93	16,419	$162,988	5.09%	1.25%	9.60%
2016	9.06	14,949	135,395	3.05%	1.25%	12.14%
2015	8.08	8,852	71,492	2.41%	1.25%	(13.49)%
05/15/2014 - 12/31/2014	9.34	20,647	192,759	8.38%	1.25%	(7.70)%
PIMCO CommodityRealReturn Strategy - Advisor Class
2017	$5.67	1,536	$8,705	1.77%	1.25%	0.78%
2016	5.62	2,279	12,812	0.63%	1.25%	13.45%
2015	4.96	2,461	12,198	2.41%	1.25%	(26.59)%
2014	6.75	1,018	6,874	0.27%	1.25%	(19.63)%
02/05/2013 - 12/31/2013	8.40	616	5,171	0.44%	1.25%	(18.17)%
State Street Total Return V.I.S. Class 3
2017	$19.59	21,068	$412,752	1.67%	1.25%	13.84%
2016	17.21	23,317	401,298	0.97%	1.25%	4.77%
2015	16.43	49,235	808,807	1.27%	1.25%	(2.57)%
2014	16.86	70,832	1,194,272	1.59%	1.25%	3.77%
2013	16.25	61,263	995,420	1.28%	1.25%	13.22%

See Notes to Financial Statements	See explanation of references on page H-40

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period			Investment
Variable Accounts		Units	Net	Income	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Ratios (1)	Ratios (2)	Returns (3)
VanEck VIP Global Hard Assets Class S
2017	$7.62	51,941	$395,590	0.00%	1.25%	(3.19)%
2016	7.87	96,129	756,227	0.05%	1.25%	41.64%
2015	5.55	7,820	43,431	0.03%	1.25%	(34.45)%
2014	8.47	10,555	89,440	0.00%	1.25%	(20.35)%
01/22/2013 - 12/31/2013	10.64	14,766	157,090	0.02%	1.25%	4.16%

(1)         The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided  by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios exclude those expenses, such as  mortality and expense risk (“M&E”) fees that are assessed against contract owner accounts, either through reductions in the unit values or the redemption of units. The  recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)         The expense ratios represent annualized contract fees and expenses of the Separate Account for each period indicated. These ratios include only those expenses that result  in a direct reduction of unit values. Excluded are expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to contract  owner accounts through the redemption of units (See Note 4 in Notes to Financial Statements). The expense ratios for periods of less than one full year are annualized.

(3)         Total returns reflect changes in unit values of the underlying portfolios/funds and deductions for M&E fees assessed through the daily AUV calculation. These fees are  assessed at an annual rate of 1.25% of the average daily net assets of each variable account as discussed in Note 4 in Notes to Financial Statements. Total returns do not  include deductions at the separate account or contract level for any premium loads, maintenance fees, premium tax charges, withdrawal and surrender charges, or other  charges that may be incurred under a contract which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)         Operations commenced or resumed during 2017 (See Note 1 in Notes to Financial Statements).

(5)         Subsequent to commencement of operations, the American Funds IS International Growth and Income Class 4 and JPMorgan Insurance Trust Income Builder Class 2  Variable Accounts received their annual distributions. The annualized investment income ratios were 29.26% and 15.33%, respectively. Prior to annualization, the ratios were 3.45% and 2.81%, respectively.

(6)         All units were fully redeemed or transferred prior to December 31, 2017. The AUV is as of the period ended as indicated. The investment income ratio and total return were calculated for the period indicated.

See Notes to Financial Statements

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1.              ORGANIZATION

The Pacific Select Variable Annuity Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2017, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Fidelity Variable Insurance Products Funds, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Ivy Variable Insurance Portfolios, Janus Aspen Series, JPMorgan Insurance Trust, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, State Street Variable Insurance Series Funds, Inc., and VanEck VIP Trust. The Variable Accounts which have not commenced operations are not presented in this annual report.

Each of the Portfolios pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are either included in Sections A through F of this report or provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Janus Henderson Balanced Service Shares, Janus Henderson Flexible Bond Service Shares, Lord Abbett International Equity Class VC, and Neuberger Berman U.S. Equity Index PutWrite Strategy Class S Variable Accounts and Portfolios were formerly named Janus Aspen Series Balanced Service Shares, Janus Aspen Series Flexible Bond Service Shares, Lord Abbett International Core Equity Class VC, and Neuberger Berman AMT Absolute Return Multi-Manager Class S Variable Accounts and Portfolios, respectively.

The Diversified Alternatives and First Trust Dorsey Wright Tactical Core Class I Variable Accounts commenced or resumed operations on March 15, 2017. The First Trust Multi Income Allocation Class I Variable Account commenced or resumed operations on September 22, 2017.

The units in the JPMorgan Insurance Trust Global Allocation Class 2, JPMorgan Insurance Trust Income Builder Class 2, and Neuberger Berman U.S. Equity Index PutWrite Strategy Class S Variable Accounts were fully redeemed or transferred prior to December 31, 2017.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable annuity contracts, are obligations of Pacific Life.

The Separate Account funds individual flexible premium deferred variable annuity contracts (the “Contracts”). The investments of the Separate Account are carried at fair value.

2.              SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

3.              DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year or period ended December 31, 2017.

4.              CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life deducts from the Separate Account daily charges for mortality and expense risks Pacific Life assumes at an annual rate of 1.25% of the average daily net assets of each Variable Account and result in a direct reduction in unit values. The mortality risk assumed by Pacific Life is the risk that the annuitant will live longer than predicted and will receive more annuity payments than anticipated. Pacific Life also assumes mortality risk in connection with any death benefit paid under the Contracts. The expense risk assumed is that expenses incurred in administering the Contracts and the Separate Account will exceed the amounts realized from fees and charges assessed against the Contracts.

Under the Contracts, Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for maintenance fees, any other optional benefit riders, any state premium taxes, and any withdrawal and surrender charges, and are shown as a decrease in net assets derived from Contract owner transactions in the accompanying Statements of Changes in Net Assets. For some Contracts, a surrender charge is imposed if the Contract is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual Contract. Most Contracts offer optional benefits that can be added to the Contract by rider. The charges for riders can range depending on the individual Contract. These fees and charges are assessed directly to each Contract owner account through redemption of units. Withdrawal and surrender charges are included in contract benefits and terminations; and maintenance fees, any other optional benefit riders and state premium taxes are included in contract charges and deductions in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the Notes to Financial Statements of PSF, which are included in section D of this report. For the year or period ended December 31, 2017, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5.              RELATED PARTY AGREEMENT

PSD serves as principal underwriter of the Contract funded by interests in the Separate Account, without remuneration from the Separate Account.

6.              PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year or period ended December 31, 2017, were as follows:

Variable Accounts	Purchases	Sales
Core Income	$295,245	$19,618
Diversified Bond	261,041	732,858
Floating Rate Income	57,508	108,621
Floating Rate Loan	131,098	355,968
High Yield Bond	3,653,347	5,544,011
Inflation Managed	538,280	1,903,674
Inflation Strategy	611	6,612
Managed Bond	754,299	4,391,999
Short Duration Bond	700,062	736,233
Emerging Markets Debt	247,547	29,057
Comstock	241,134	1,026,146
Developing Growth	327,739	1,100,526
Dividend Growth	343,326	1,524,679
Equity Index	1,226,962	8,830,392
Focused Growth	1,586,349	1,134,485
Growth	388,924	7,625,620
Large-Cap Growth	1,428,772	1,192,036
Large-Cap Value	1,019,814	2,091,359
Long/Short Large-Cap	183,082	358,352
Main Street Core	370,082	9,505,717
Mid-Cap Equity	848,603	2,410,057
Mid-Cap Growth	1,071,062	1,863,281
Mid-Cap Value	132,186	267,306
Small-Cap Equity	540,643	582,354
Small-Cap Index	1,467,680	2,641,992
Small-Cap Value	1,060,771	2,376,682
Value Advantage	66,604	262,437
Emerging Markets	1,237,326	2,092,479
International Large-Cap	425,855	1,235,944
International Small-Cap	92,274	244,854
International Value	266,836	3,244,525
Health Sciences	529,060	1,998,674

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
Real Estate	$746,483	$2,095,523
Technology	1,132,748	561,628
Currency Strategies	—	4,965
Diversified Alternatives	182,884	609
Equity Long/Short	162,106	563,999
Global Absolute Return	57,653	11,263
Pacific Dynamix - Conservative Growth	409,232	825,249
Pacific Dynamix - Moderate Growth	391,974	526,574
Pacific Dynamix - Growth	501,652	670,780
Portfolio Optimization Conservative	459,328	3,690,833
Portfolio Optimization Moderate-Conservative	567,342	4,794,661
Portfolio Optimization Moderate	2,645,103	21,404,507
Portfolio Optimization Growth	1,155,012	11,303,264
Portfolio Optimization Aggressive-Growth	1,087,552	4,795,678
PSF DFA Balanced Allocation	312,450	164,494
Invesco V.I. Balanced-Risk Allocation Series II	186,800	431,342
Invesco V.I. Equity and Income Series II	52,741	1,645,964
Invesco V.I. Global Real Estate Series II	75,649	19,368
American Century VP Mid Cap Value Class II	862,055	2,930,626
American Funds IS Asset Allocation Class 4	2,984,434	2,703,931
American Funds IS Blue Chip Income and Growth Class 4	379,646	1,542,154
American Funds IS Bond Class 4	93,399	86,029
American Funds IS Capital Income Builder Class 4	46,814	21,488
American Funds IS Global Balanced Class 4	1,174,370	32,506
American Funds IS Global Bond Class 4	26,939	129,578
American Funds IS Global Growth and Income Class 4	60,802	47,053
American Funds IS Global Growth Class 4	672,338	152,475
American Funds IS Global Small Capitalization Class 4	17,561	429
American Funds IS Growth Class 4	1,586,192	1,047,599
American Funds IS Growth-Income Class 4	1,077,705	1,489,651
American Funds IS High-Income Bond Class 4	969,032	943,294
American Funds IS International Class 4	793,748	586,191
American Funds IS International Growth and Income Class 4	377,362	110,824
American Funds IS Managed Risk Asset Allocation Class P2	55,237	879
American Funds IS New World Fund Class 4	224,250	115,588
American Funds IS U.S. Government/AAA-Rated Securities Class 4	39,493	527,009
BlackRock Global Allocation V.I. Class III	524,506	1,539,849
BlackRock iShares Alternative Strategies V.I. Class I	337,106	34,130
BlackRock iShares Dynamic Allocation V.I. Class I	136,086	2,729
BlackRock iShares Dynamic Fixed Income V.I. Class I	2,666	65,205
BlackRock iShares Equity Appreciation V.I. Class I	339,286	198,631
Fidelity VIP Contrafund Service Class 2	1,029,981	375,587
Fidelity VIP FundsManager 60% Service Class 2	34,730	7,206
Fidelity VIP Government Money Market Service Class	5,174,419	5,928,946
Fidelity VIP Strategic Income Service Class 2	124,578	15,720
First Trust Dorsey Wright Tactical Core Class I	493,082	54,108
First Trust/Dow Jones Dividend & Income Allocation Class I	634,279	43,085
First Trust Multi Income Allocation Class I	43,129	176
Franklin Founding Funds Allocation VIP Class 4	148,809	241,027
Franklin Income VIP Class 2	100,812	25,151
Franklin Mutual Global Discovery VIP Class 2	161,851	184,378
Franklin Rising Dividends VIP Class 2	503,953	1,100,586
Templeton Global Bond VIP Class 2	225,401	195,071
Ivy VIP Asset Strategy	388	243
Ivy VIP Energy	411,564	306,333
Janus Henderson Balanced Service Shares	249,650	401,185
Janus Henderson Flexible Bond Service Shares	35,030	2,533
JPMorgan Insurance Trust Global Allocation Class 2	—	19,757
JPMorgan Insurance Trust Income Builder Class 2	—	19,475
ClearBridge Variable Aggressive Growth - Class II	413	128
Lord Abbett Bond Debenture Class VC	289,068	203,194
Lord Abbett International Equity Class VC	992	2,492
Lord Abbett Total Return Class VC	210,889	79,463
MFS Total Return Series - Service Class	166,984	175,051
MFS Utilities Series - Service Class	75,239	65,042
Neuberger Berman U.S. Equity Index PutWrite Strategy Class S	—	4,973
Oppenheimer Global Fund/VA Service Shares	614,031	279,027
Oppenheimer International Growth Fund/VA Service Shares	82,109	81,603
PIMCO All Asset All Authority - Advisor Class	25,784	5,709
PIMCO CommodityRealReturn Strategy - Advisor Class	506,531	510,037
State Street Total Return V.I.S. Class 3	47,833	78,235
VanEck VIP Global Hard Assets Class S	230,592	559,016

7.              FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices (unadjusted) in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2017, the Variable Accounts’ holdings as presented in the Schedule of Investments in Section G of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

8.              CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2017 and 2016 were as follows:

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income	28,717	(1,785)	26,932	31,303	(29,745)	1,558
Diversified Bond	21,454	(52,400)	(30,946)	138,105	(149,574)	(11,469)
Floating Rate Income	5,583	(9,653)	(4,070)	11,998	(68,942)	(56,944)
Floating Rate Loan	13,710	(33,318)	(19,608)	50,764	(90,486)	(39,722)
High Yield Bond	84,007	(117,532)	(33,525)	100,851	(146,029)	(45,178)
Inflation Managed	22,032	(53,234)	(31,202)	51,374	(91,437)	(40,063)
Inflation Strategy	63	(455)	(392)	28,705	(33,096)	(4,391)
Managed Bond	62,878	(136,284)	(73,406)	83,622	(264,161)	(180,539)
Short Duration Bond	69,188	(68,220)	968	108,230	(110,696)	(2,466)
Emerging Markets Debt	22,901	(2,757)	20,144	19,932	(18,357)	1,575
Comstock	13,946	(52,853)	(38,907)	38,915	(60,666)	(21,751)
Developing Growth	24,057	(63,981)	(39,924)	27,861	(61,484)	(33,623)
Dividend Growth	20,307	(69,530)	(49,223)	112,805	(88,903)	23,902
Equity Index	29,071	(120,815)	(91,744)	105,481	(185,475)	(79,994)
Focused Growth	73,651	(52,846)	20,805	46,260	(135,896)	(89,636)
Growth	15,829	(105,929)	(90,100)	16,522	(153,672)	(137,150)
Large-Cap Growth	106,192	(78,877)	27,315	18,264	(190,776)	(172,512)
Large-Cap Value	39,456	(74,664)	(35,208)	31,557	(108,682)	(77,125)
Long/Short Large-Cap	13,029	(22,127)	(9,098)	7,596	(17,234)	(9,638)
Main Street Core	16,074	(143,083)	(127,009)	32,793	(190,764)	(157,971)
Mid-Cap Equity	26,496	(59,984)	(33,488)	13,628	(74,893)	(61,265)
Mid-Cap Growth	70,541	(123,848)	(53,307)	192,465	(212,591)	(20,126)
Mid-Cap Value	5,151	(9,257)	(4,106)	25,627	(22,751)	2,876
Small-Cap Equity	20,805	(21,414)	(609)	36,444	(20,409)	16,035
Small-Cap Index	53,726	(88,244)	(34,518)	80,998	(127,357)	(46,359)
Small-Cap Value	29,231	(57,876)	(28,645)	27,625	(29,818)	(2,193)
Value Advantage	4,634	(18,068)	(13,434)	24,272	(11,651)	12,621
Emerging Markets	44,389	(64,358)	(19,969)	56,584	(98,197)	(41,613)
International Large-Cap	30,526	(82,862)	(52,336)	35,382	(145,347)	(109,965)
International Small-Cap	12,077	(21,714)	(9,637)	11,069	(32,616)	(21,547)
International Value	28,584	(174,435)	(145,851)	88,659	(232,329)	(143,670)
Health Sciences	15,652	(48,627)	(32,975)	35,396	(126,994)	(91,598)
Real Estate	21,772	(45,414)	(23,642)	44,162	(61,428)	(17,266)
Technology	140,900	(67,025)	73,875	15,475	(80,109)	(64,634)
Currency Strategies	—	(426)	(426)	5,256	(6,233)	(977)
Diversified Alternatives	16,574	(8)	16,566
Equity Long/Short	12,358	(41,844)	(29,486)	46,680	(16,067)	30,613
Global Absolute Return	5,240	(933)	4,307	591	(7,824)	(7,233)
Pacific Dynamix - Conservative Growth	24,609	(48,454)	(23,845)	267	(9,070)	(8,803)
Pacific Dynamix - Moderate Growth	21,799	(24,984)	(3,185)	44,469	(28,782)	15,687
Pacific Dynamix - Growth	27,544	(33,419)	(5,875)	23,344	(27,505)	(4,161)
Portfolio Optimization Conservative	26,609	(263,686)	(237,077)	305,176	(469,412)	(164,236)
Portfolio Optimization Moderate-Conservative	61,625	(354,308)	(292,683)	53,372	(768,874)	(715,502)
Portfolio Optimization Moderate	300,521	(1,569,125)	(1,268,604)	407,311	(1,592,770)	(1,185,459)
Portfolio Optimization Growth	146,533	(788,751)	(642,218)	220,823	(1,232,411)	(1,011,588)
Portfolio Optimization Aggressive-Growth	92,411	(315,120)	(222,709)	42,863	(564,966)	(522,103)
PSF DFA Balanced Allocation	29,170	(14,397)	14,773	52,469	(296)	52,173
Invesco V.I. Balanced-Risk Allocation Series II	6,239	(25,323)	(19,084)	29,743	(25,055)	4,688
Invesco V.I. Equity and Income Series II	3,932	(140,140)	(136,208)	141,231	(10,816)	130,415
Invesco V.I. Global Real Estate Series II	9,071	(3,701)	5,370	5,874	(1,468)	4,406
American Century VP Mid Cap Value Class II	47,370	(169,650)	(122,280)	214,491	(64,187)	150,304
American Funds IS Asset Allocation Class 4	207,455	(237,941)	(30,486)	274,415	(237,696)	36,719
American Funds IS Blue Chip Income and Growth
Class 4	27,896	(131,236)	(103,340)	232,857	(43,600)	189,257
American Funds IS Bond Class 4	9,153	(8,441)	712	37,896	(37,575)	321

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
American Funds IS Capital Income Builder Class 4	4,171	(1,810)	2,361	14,342	(3,887)	10,455
American Funds IS Global Balanced Class 4	99,673	(2,275)	97,398	14,896	(125)	14,771
American Funds IS Global Bond Class 4	2,649	(12,924)	(10,275)	13,737	(429)	13,308
American Funds IS Global Growth and Income
Class 4	4,879	(4,273)	606	5,760	(549)	5,211
American Funds IS Global Growth Class 4	51,258	(14,290)	36,968	24,573	(118,741)	(94,168)
American Funds IS Global Small Capitalization
Class 4	1,571	(84)	1,487	820	(811)	9
American Funds IS Growth Class 4	84,630	(88,514)	(3,884)	64,295	(215,302)	(151,007)
American Funds IS Growth-Income Class 4	42,222	(119,620)	(77,398)	42,722	(114,888)	(72,166)
American Funds IS High-Income Bond Class 4	82,559	(81,995)	564	29,886	(1,072)	28,814
American Funds IS International Class 4	74,490	(49,461)	25,029	1,766	(10,079)	(8,313)
American Funds IS International Growth and Income
Class 4	37,373	(12,387)	24,986	46,433	(11,403)	35,030
American Funds IS Managed Risk Asset Allocation
Class P2	4,644	(52)	4,592	5,675	(5,675)	—
American Funds IS New World Fund Class 4	21,688	(10,442)	11,246	23,711	(15,863)	7,848
American Funds IS U.S. Government/AAA-Rated
Securities Class 4	3,582	(51,216)	(47,634)	199,969	(205,599)	(5,630)
BlackRock Global Allocation V.I. Class III	25,159	(114,715)	(89,556)	22,486	(412,122)	(389,636)
BlackRock iShares Alternative Strategies V.I. Class I	31,393	(4,868)	26,525	5,370	(5,705)	(335)
BlackRock iShares Dynamic Allocation V.I. Class I	11,956	(217)	11,739	—	(19)	(19)
BlackRock iShares Dynamic Fixed Income V.I. Class I	232	(6,477)	(6,245)	28,372	(28,829)	(457)
BlackRock iShares Equity Appreciation V.I. Class I	31,921	(16,436)	15,485	25,331	(409)	24,922
Fidelity VIP Contrafund Service Class 2	62,384	(24,717)	37,667	57,942	(161,052)	(103,110)
Fidelity VIP FundsManager 60% Service Class 2	2,235	(436)	1,799	85	(14,438)	(14,353)
Fidelity VIP Government Money Market Service Class	582,116	(654,693)	(72,577)	659,551	(1,001,970)	(342,419)
Fidelity VIP Strategic Income Service Class 2	10,703	(1,209)	9,494	18,761	(36,129)	(17,368)
First Trust Dorsey Wright Tactical Core Class I	44,518	(4,677)	39,841
First Trust/Dow Jones Dividend & Income Allocation
Class I	40,452	(3,632)	36,820	56,862	(21,621)	35,241
First Trust Multi Income Allocation Class I	3,834	(3)	3,831
Franklin Founding Funds Allocation VIP Class 4	5,163	(16,776)	(11,613)	15,715	(67,211)	(51,496)
Franklin Income VIP Class 2	9,107	(2,239)	6,868	8,421	(115)	8,306
Franklin Mutual Global Discovery VIP Class 2	7,256	(12,838)	(5,582)	15,833	(24,930)	(9,097)
Franklin Rising Dividends VIP Class 2	25,273	(70,799)	(45,526)	186,534	(70,346)	116,188
Templeton Global Bond VIP Class 2	25,833	(22,189)	3,644	8,648	(18,964)	(10,316)
Ivy VIP Asset Strategy	11	(4)	7	1,266	(1,139)	127
Ivy VIP Energy	51,220	(40,470)	10,750	25,691	(14,539)	11,152
Janus Henderson Balanced Service Shares	16,397	(28,455)	(12,058)	20,485	(58,319)	(37,834)
Janus Henderson Flexible Bond Service Shares	3,107	(117)	2,990	87,063	(91,709)	(4,646)
JPMorgan Insurance Trust Global Allocation Class 2	—	(1,867)	(1,867)	—	(4)	(4)
JPMorgan Insurance Trust Income Builder Class 2	—	(1,860)	(1,860)	—	(2,580)	(2,580)
ClearBridge Variable Aggressive Growth - Class II	—	(5)	(5)	559	—	559
Lord Abbett Bond Debenture Class VC	21,340	(16,611)	4,729	65,138	(83,216)	(18,078)
Lord Abbett International Equity Class VC	49	(219)	(170)	328	(18,631)	(18,303)
Lord Abbett Total Return Class VC	19,335	(7,443)	11,892	107,497	(89,357)	18,140
MFS Total Return Series - Service Class	9,245	(11,764)	(2,519)	24,104	(9,896)	14,208
MFS Utilities Series - Service Class	5,326	(4,765)	561	53,889	(65,406)	(11,517)
Neuberger Berman U.S. Equity Index PutWrite Strategy
Class S	—	(510)	(510)	566	(56)	510
Oppenheimer Global Fund/VA Service Shares	59,070	(25,221)	33,849	3,895	(6)	3,889
Oppenheimer International Growth Fund/VA Service
Shares	7,596	(7,464)	132	1,529	(2)	1,527
PIMCO All Asset All Authority - Advisor Class	5,481	(4,011)	1,470	15,353	(9,256)	6,097
PIMCO CommodityRealReturn Strategy - Advisor
Class	90,873	(91,616)	(743)	218,394	(218,576)	(182)

PACIFIC SELECT VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
State Street Total Return V.I.S. Class 3	1,675	(3,924)	(2,249)	3,100	(29,018)	(25,918)
VanEck VIP Global Hard Assets Class S	31,230	(75,418)	(44,188)	125,704	(37,395)	88,309

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of

Pacific Life Insurance Company:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprising Core Income, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Comstock, Developing Growth, Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, Currency Strategies, Diversified Alternatives, Equity Long/Short, Global Absolute Return, Pacific Dynamix - Conservative Growth, Pacific Dynamix - Moderate Growth, Pacific Dynamix - Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, PSF DFA Balanced Allocation, Invesco V.I. Balanced-Risk Allocation Series II, Invesco V.I. Equity and Income Series II, Invesco V.I. Global Real Estate Series II, American Century VP Mid Cap Value Class II, American Funds IS Asset Allocation Class 4, American Funds IS Blue Chip Income and Growth Class 4, American Funds IS Bond Class 4, American Funds IS Capital Income Builder® Class 4, American Funds IS Global Balanced Class 4, American Funds IS Global Bond Class 4, American Funds IS Global Growth and Income Class 4, American Funds IS Global Growth Class 4, American Funds IS Global Small Capitalization Class 4, American Funds IS Growth Class 4, American Funds IS Growth-Income Class 4, American Funds IS High-Income Bond Class 4, American Funds IS International Class 4, American Funds IS International Growth and Income Class 4, American Funds IS Managed Risk Asset Allocation Class P2, American Funds IS New World Fund® Class 4, American Funds IS U.S. Government/AAA-Rated Securities Class 4, BlackRock® Global Allocation V.I. Class III, BlackRock iShares® Alternative Strategies V.I. Class I, BlackRock iShares Dynamic Allocation V.I. Class I, BlackRock iShares Dynamic Fixed Income V.I. Class I, BlackRock iShares Equity Appreciation V.I. Class I, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP FundsManager® 60% Service Class 2, Fidelity VIP Government Money Market Service Class, Fidelity VIP Strategic Income Service Class 2, First Trust Dorsey Wright Tactical Core Class I, First Trust/Dow Jones Dividend & Income Allocation Class I, First Trust Multi Income Allocation Class I, Franklin Founding Funds Allocation VIP Class 4, Franklin Income VIP Class 2, Franklin Mutual Global Discovery VIP Class 2, Franklin Rising Dividends VIP Class 2, Templeton Global Bond VIP Class 2, Ivy VIP Asset Strategy, Ivy VIP Energy, Janus Henderson Balanced Service Shares (formerly named Janus Aspen Series Balanced Service Shares), Janus Henderson Flexible Bond Service Shares (formerly named Janus Aspen Series Flexible Bond Service Shares), JPMorgan Insurance Trust Global Allocation Class 2, JPMorgan Insurance Trust Income Builder Class 2 ClearBridge Variable Aggressive Growth - Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett International Equity Class VC (formerly named Lord Abbett International Core Equity Class VC), Lord Abbett Total Return Class VC, MFS® Total Return Series - Service Class, MFS Utilities Series - Service Class, Neuberger Berman U.S. Equity Index PutWrite Strategy Class S (formerly named Neuberger Berman AMT Absolute Return Multi-Manager Class S), Oppenheimer Global Fund/VA Service Shares, Oppenheimer International Growth Fund/VA Service Shares, PIMCO All Asset All Authority - Advisor Class, PIMCO CommodityRealReturn® Strategy - Advisor Class, State Street Total Return V.I.S. Class 3, and VanEck VIP Global Hard Assets Class S Variable Accounts (collectively, the “Variable Accounts”) including the schedule of investments, as of December 31, 2017, the related statements of operations for the period then ended, the statements of changes in net assets for each of the periods presented, the financial highlights for each of the periods presented, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company as of December 31, 2017, and the results of their operations for the period then ended, the changes in their net assets for each of the periods presented, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As

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part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California

February 23, 2018

We have served as the auditor of one or more affiliated investment companies of Pacific Select Variable Annuity Separate Account of Pacific Life Insurance Company since 1990.

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Pacific Life Insurance Company

Mailing Address:

P.O. Box 2378

Omaha, Nebraska 68103-2378

Form No. 302-18A